VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 98.5%
Alabama : 2.0%
Alabama Public School and
College Authority, Series A
(RB)
4.00%, 11/01/36 (c) $ 2,000 $ 2,046,324
5.00%, 11/01/31 (c) 525 582,582
5.00%, 11/01/34 (c) 2,015 2,208,285
Black Belt Energy Gas District
(RB)
5.00%, 03/01/55 (c) (p) 1,000 1,069,114
5.00%, 10/01/55 (c) (p) 1,000 1,053,447
Black Belt Energy Gas District,
Series A (RB)
4.00%, 06/01/51 (c) (p) 5,065 5,106,681
Board of Trustees of the
University of Alabama, Series
B (RB)
3.00%, 07/01/33 (c) 860 807,007
County of Jefferson AL Sewer
Revenue (RB)
5.00%, 10/01/39 (c) 1,280 1,379,370
County of Jefferson, Alabama
Sewer Warrants (RB)
5.00%, 10/01/37 (c) 1,000 1,089,500
5.00%, 10/01/38 (c) 2,000 2,167,776
5.25%, 10/01/40 (c) 1,000 1,092,164
Energy Southeast A
Cooperative District, Energy
Supply, Series A (RB)
5.50%, 11/01/53 (c) (p) 5,210 5,623,987
Lower Alabama Gas District,
Series A (RB)
5.00%, 09/01/34 2,500 2,694,885
Southeast Alabama Gas Supply
District, Project No. 1, Series
A (RB)
5.00%, 08/01/54 (c) (p) 1,000 1,065,011
Southeast Alabama Gas Supply
District/The (RB)
5.00%, 06/01/49 (c) (p) 2,000 2,124,550
Southeast Energy Authority A
Cooperative District (RB)
5.00%, 11/01/35 (c) 2,000 2,098,704
5.00%, 01/01/56 (c) (p) 1,000 1,049,944
Southeast Energy Authority, A
Cooperative District Energy
Supply, Series C (RB)
5.00%, 11/01/55 (c) (p) 2,000 2,140,253
Southeast Energy Authority,
Cooperative District
Commodity Supply, Project
No.2, Series B (RB)
4.00%, 12/01/51 (c) (p) 3,000 2,983,741
University of Alabama, Board of
Trustee, Series A (RB)
4.00%, 07/01/35 (c) 820 835,143
39,218,468
Par
(000’s) Value
Alaska : 0.0%
Alaska Housing Finance Corp.,
Series B (RB)
2.15%, 06/01/36 (c) $ 1,040 $ 820,392
Underline
Arizona : 1.4%
Arizona Industrial Development
Authority, Point 320 LLC,
Series A (RB)
3.62%, 05/20/33 1,601 1,527,521
Arizona Transportation Board,
Highway (RB)
5.00%, 07/01/31 (c) 1,050 1,078,272
City of Mesa, Arizona Utility
System (RB)
4.00%, 07/01/31 (c) 1,550 1,566,787
City of Phoenix Civic
Improvement Corp., Excise
Tax, Series A (RB)
5.00%, 07/01/35 (c) 1,785 1,796,837
City of Phoenix Civic
Improvement Corp., Junior
Lien Water System (RB)
5.00%, 07/01/40 (c) 1,895 2,097,459
City of Phoenix Civic
Improvement Corp., Rental
Car Facility Charge, Series A
(RB)
5.00%, 07/01/32 (c) 1,000 1,067,697
5.00%, 07/01/34 (c) 1,275 1,352,002
City of Phoenix Civic
Improvement Corp., Senior
Lien Airport, Series D (RB)
5.00%, 07/01/33 (c) 550 571,201
Maricopa County, Arizona
Pollution Control, Southern
California Edison Company,
Series A (RB)
2.40%, 06/01/35 (c) 1,150 910,619
Maricopa County, Arizona
Pollution Control, Southern
California Edison Company,
Series B (RB)
2.40%, 06/01/35 (c) 1,500 1,187,764
Maricopa County, Industrial
Development Authority,
Banner Health, Series A (RB)
4.00%, 01/01/38 (c) 1,500 1,502,676
4.00%, 01/01/41 (c) 2,000 1,987,970
5.00%, 01/01/38 (c) 605 618,543
Salt River Project Agricultural
Improvement and Power
District, Series A (RB)
5.00%, 01/01/32 1,000 1,129,182
5.00%, 01/01/32 (c) 2,380 2,512,980
5.00%, 12/01/32 (c) 1,000 1,006,079
Salt Verde Financial Corp. (RB)
5.00%, 12/01/37 4,600 4,959,063
26,872,652

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Arkansas : 0.0%
City of Fort Worth, Water and
Sewer Construction (RB)
5.00%, 10/01/34 (c) $ 1,000 $ 1,048,889
Underline
California : 17.9%
Anaheim Housing and Public
Improvements Authority,
Electric Utility Distribution
Improvements, Series A (RB)
5.00%, 10/01/35 (c) 1,000 1,045,762
Bay Area Toll Authority, Series
S-7 (RB)
3.25%, 04/01/36 (c) 1,270 1,215,980
4.00%, 04/01/33 (c) 2,905 2,947,015
Beverly Hills Unified School
District (GO)
0.00%, 08/01/30 ^ 1,000 842,146
California Community Choice
Financing Authority (RB)
5.00%, 02/01/55 (c) (p) 4,000 4,288,606
5.00%, 02/01/55 (c) (p) 3,000 3,236,599
5.00%, 02/01/55 (c) (p) 3,000 3,212,555
5.00%, 08/01/55 (c) (p) 10,345 10,965,514
5.00%, 11/01/55 (c) (p) 3,000 3,160,700
5.00%, 01/01/56 (c) (p) 5,000 5,455,009
California Community Choice
Financing Authority, Clean
Energy Project, Series C (RB)
5.25%, 01/01/54 (c) (p) 6,065 6,365,620
California Community Choice,
Financing Authority Clean
Energy Project, Series B-1
(RB)
4.00%, 02/01/52 (c) (p) 9,500 9,463,601
California Health Facilities
Financing Authority (RB)
5.00%, 12/01/36 (c) 1,000 1,095,568
5.25%, 12/01/40 (c) 1,250 1,375,596
California Health Facilities
Financing Authority, Adventist
Health System, Series A (RB)
3.00%, 03/01/39 (c) 1,000 888,802
California Health Facilities
Financing Authority, Cedars-
Sinai Medical Center, Series
A (RB)
5.00%, 08/15/31 (c) 310 319,451
California Health Facilities
Financing Authority, Cedars-
Sinai Medical Center, Series
B (RB)
3.00%, 08/15/34 (c) 400 379,765
California Health Facilities
Financing Authority,
CommonSpirit Health, Series
A (RB)
4.00%, 04/01/37 (c) 1,060 1,067,685
4.00%, 04/01/38 (c) 500 501,530
Par
(000’s) Value
California (continued)
California Health Facilities
Financing Authority,
Providence St. Joseph Health,
Series A (RB)
3.00%, 10/01/41 (c) $ 680 $ 582,692
California Health Facilities
Financing Authority, Series
B (RB)
4.00%, 11/15/41 (c) 1,000 992,853
California Health Facilities
Financing Authority, Stanford
Health Care, Series A (RB)
5.00%, 11/15/31 (c) 750 792,363
California Health Facilities
Financing Authority, Sutter
Health, Series A (RB)
5.00%, 11/15/35 (c) 1,575 1,645,063
California Housing Finance
Agency (RB)
3.25%, 08/20/36 1,900 1,779,590
3.50%, 11/20/35 1,177 1,125,345
3.75%, 03/25/35 6,064 5,993,705
California State Public Works
Board (RB)
5.00%, 09/01/35 (c) 2,835 3,271,702
5.00%, 09/01/36 (c) 3,000 3,447,433
5.00%, 04/01/40 (c) 1,000 1,121,573
5.00%, 04/01/41 (c) 2,980 3,322,626
California State Public
Works Board, Department
of Corrections and
Rehabilitation, Series D (RB)
3.00%, 09/01/31 (c) 500 488,456
3.00%, 09/01/32 (c) 360 351,896
California State Public
Works Board, New Natural
Resources Headquarters,
Series C (RB)
5.00%, 11/01/40 (c) 2,650 2,896,656
California State Public Works
Board, Various Capital
Projects, Series A (RB)
5.00%, 08/01/35 (c) 2,000 2,219,320
California State Public Works
Board, Various Capital
Projects, Series B (RB)
5.00%, 12/01/34 (c) 2,000 2,266,059
5.00%, 12/01/35 (c) 1,845 2,081,389
California State Public Works
Board, Various Capital
Projects, Series C (RB)
4.00%, 11/01/31 (c) 1,000 1,012,379
4.00%, 08/01/37 (c) 2,000 2,070,954
5.00%, 08/01/34 (c) 1,000 1,113,666
California State University,
Series A (RB)
5.00%, 11/01/31 (c) 2,035 2,064,619
5.00%, 11/01/31 (c) 1,510 1,550,660

Par
(000’s) Value
California (continued)
California Statewide
Communities Development
Authority, Front Porch
Communities and Services,
Series A (RB)
3.00%, 04/01/37 (c) $ 1,000 $ 886,792
Central Valley Energy Authority
(RB)
5.00%, 12/01/55 (c) (p) 2,000 2,179,714
City and County of San
Francisco, Moscone
Convention Center Expansion
Project, Series B (CP)
4.00%, 04/01/36 (c) 2,000 2,003,861
City of Los Angeles,
Department of Airports, Los
Angeles International Airport,
Series B (RB)
4.00%, 05/15/36 (c) 1,000 1,040,770
5.00%, 05/15/37 (c) 1,400 1,553,395
County of Los Angeles, Long
Beach Unified School District,
Series D-1 (GO)
0.00%, 08/01/39 (c) ^ 1,250 659,482
County of Santa Clara, Series
C (GO)
5.00%, 08/01/33 (c) 525 551,913
East Bay Municipal Utility
District, Water System, Series
A (RB)
5.00%, 06/01/32 (c) 1,000 1,006,249
Eastern Municipal Water
District, Financing Authority,
Water and Wastewater,
Series B (RB) (BAM-TCRS)
4.00%, 07/01/35 (c) 1,150 1,162,765
Fontana Redevelopment
Agency Successor Agency,
Series A (TA)
5.00%, 10/01/32 (c) 760 796,654
Fremont Union High School
District (GO)
4.00%, 08/01/40 (c) 2,350 2,349,992
Grossmont Healthcare District,
San Diego County, Series D
(GO)
4.00%, 07/15/40 (c) 1,000 979,937
Kern High School District,
Series C (GO) (AGM)
2.00%, 08/01/31 (c) 1,600 1,432,115
2.00%, 08/01/32 (c) 3,000 2,615,507
Los Angeles California,
Department of Water and
Power, Series B (RB)
5.00%, 07/01/39 (c) 1,000 1,106,048
Los Angeles Community
College District, Series J (GO)
4.00%, 08/01/32 (c) 400 409,070
4.00%, 08/01/33 (c) 750 765,881
Par
(000’s) Value
California (continued)
Los Angeles Community
College District, Series L (GO)
5.00%, 08/01/36 (c) $ 1,000 $ 1,137,184
Los Angeles County
Metropolitan Transportation
Authority, Sales Tax, Series
A (RB)
4.00%, 06/01/35 (c) 1,000 1,043,757
4.00%, 06/01/36 (c) 1,045 1,087,818
4.00%, 06/01/38 (c) 1,460 1,530,726
4.00%, 06/01/39 (c) 1,000 1,043,246
5.00%, 07/01/31 (c) 795 836,317
5.00%, 06/01/35 (c) 1,000 1,097,143
5.00%, 07/01/36 (c) 900 1,008,032
5.00%, 07/01/37 (c) 1,060 1,182,810
5.00%, 07/01/38 (c) 2,530 2,811,578
Los Angeles County Public
Works Financing Authority,
Lakma Bulding for
Permanent Collection Project,
Series A (RB)
4.00%, 12/01/38 (c) 1,500 1,552,353
Los Angeles County, Public
Works Financing Authority,
Series H (RB)
5.25%, 12/01/41 (c) 3,000 3,406,473
Los Angeles Department of
International Airport, Series
B (RB)
4.00%, 05/15/39 (c) 1,900 1,954,806
Los Angeles Department of
Water & Power Water System
Revenue (RB)
5.00%, 07/01/37 (c) 1,150 1,267,702
5.00%, 07/01/38 (c) 445 490,945
5.00%, 07/01/38 (c) 1,900 2,106,099
Los Angeles Department of
Water and Power, Series A
(RB)
5.00%, 07/01/40 (c) 2,000 2,132,903
Los Angeles Department of
Water and Power, Series B
(RB)
5.00%, 07/01/40 (c) 1,380 1,485,958
Los Angeles Department of
Water and Power, Series C
(RB)
5.00%, 07/01/34 (c) 1,125 1,208,492
5.00%, 07/01/36 (c) 1,500 1,603,731
Los Angeles Department of
Water and Power, Series D
(RB)
5.00%, 07/01/38 (c) 2,000 2,058,751
5.00%, 07/01/39 (c) 1,000 1,086,429
Los Angeles Municipal
Improvement Corp., Series
B (RB)
4.00%, 11/01/35 (c) 2,000 2,017,854

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
Los Angeles Unified School
District, AD Valorem Property
Tax, Series C (GO)
4.00%, 07/01/37 (c) $ 2,000 $ 2,054,863
4.00%, 07/01/38 (c) 1,605 1,642,790
Los Angeles Unified School
District, AD Valorem Property
Tax, Series RYRR (GO)
4.00%, 07/01/37 (c) 1,500 1,554,086
5.00%, 07/01/35 (c) 1,300 1,462,314
Los Angeles Unified School
District, Series A (GO)
4.00%, 07/01/33 (c) 1,580 1,645,332
Los Angeles Unified School
District, Series C (GO)
3.00%, 07/01/35 (c) 1,880 1,779,175
4.00%, 07/01/36 (c) 2,000 2,064,592
Los Angeles Unified School
District, Series QRR (GO)
5.00%, 07/01/41 (c) 2,250 2,534,504
Los Angeles Unified School
District, Series RYQ (GO)
4.00%, 07/01/37 (c) 1,000 1,027,431
Mount Diablo Unified School
District, Series B (GO)
4.00%, 08/01/35 (c) 1,000 1,049,485
Mountain House Public
Financing Authority,
California Utility System,
Series B (RB) (BAM)
4.00%, 12/01/40 (c) 500 504,061
M-S-R Energy Authority (RB)
7.00%, 11/01/34 2,220 2,728,706
MSR Energy Authority, Series
B (RB)
6.50%, 11/01/39 2,225 2,749,044
Northern California Sanitation
Agencies Financing Authority,
Series A (RB)
5.00%, 12/01/38 (c) 1,000 1,170,460
Oakland Unified School District,
Series A (GO) (BAM)
4.00%, 08/01/39 (c) 1,055 1,072,582
Orange County, Local
Transportation Authority
Sales Tax (RB)
4.00%, 02/15/38 (c) 1,500 1,522,703
Palomar Health, Series B (GO)
4.00%, 08/01/35 (c) 1,000 960,144
Peralta Community College
District, Series D (GO)
4.00%, 08/01/39 (c) 2,000 2,000,052
Public Utilities Commission of
the City and County of San
Francisco Water, Series D (RB)
5.00%, 11/01/34 (c) 785 825,820
Par
(000’s) Value
California (continued)
Public Utilities Commission
of the City and County of
San Francisco, Wastewater
Revenue, Series B (RB)
4.00%, 10/01/39 (c) $ 1,000 $ 999,981
Regents of the University of
California Medical Center
Pooled, Series L (RB)
5.00%, 05/15/33 (c) 650 665,627
Riverside County
Transportation Commission,
Series A (RB)
4.00%, 06/01/41 (c) 1,425 1,424,901
Riverside County
Transportation Commission,
Series B (RB)
4.00%, 06/01/38 (c) 2,375 2,405,089
5.00%, 06/01/37 (c) 560 585,904
San Diego County Regional
Airport Authority, Series A
(RB)
5.00%, 07/01/34 (c) 535 581,594
San Diego County Regional
Airport Authority, Series B
(RB)
5.00%, 07/01/34 (c) 2,075 2,299,099
San Diego County Water
Authority, Series B (RB)
4.00%, 05/01/35 (c) 2,000 2,117,756
San Diego Unified School
District, Series I (GO)
0.00%, 07/01/35 (c) ^ 1,000 659,750
San Francisco City & County
Airport Comm-San Francisco
International Airport (RB)
5.00%, 05/01/37 (c) 750 876,641
San Francisco City & County,
Airport Commission, San
Francisco International
Airport, Series B (RB)
4.00%, 05/01/37 (c) 1,010 1,040,554
San Francisco City & County,
Public Utilities Commission
Wastewater, Series A (RB)
5.00%, 10/01/36 (c) 1,000 1,141,423
5.00%, 10/01/39 (c) 1,500 1,690,108
San Francisco City & County,
Public Utilities Commission
Wastewater, Series B (RB)
5.00%, 10/01/39 (c) 1,000 1,164,728
San Francisco County
Transportation Authority (RB)
3.00%, 02/01/34 (c) 500 480,716
San Francisco Unified School
District, Series B (GO)
4.00%, 06/15/34 (c) 2,000 2,042,248

Par
(000’s) Value
California (continued)
San Jacinto County,
Transportation Authority,
Limited Tax (RB)
4.00%, 03/01/41 (c) $ 1,000 $ 992,915
San Joquin Hills Transportation
Corridor Agency, Series A (RB)
4.00%, 01/15/34 (c) 1,000 1,033,786
San Jose Evergreen Community
College District, Series B (GO)
3.00%, 09/01/41 (c) 825 720,098
Santa Clara County Financing
Authority, Capital Facilities,
Series A (RB)
4.00%, 05/01/36 (c) 840 879,028
5.00%, 05/01/34 (c) 1,855 2,091,313
Santa Clara County Financing
Authority, Multiple Facilities
Projects, Series Q (RB)
3.00%, 05/15/35 (c) 1,000 937,731
4.00%, 05/15/32 (c) 1,510 1,511,509
Santa Clara County, Mountain
View, Los Altos Union High
School, Series A (GO)
3.35%, 08/01/36 (c) 1,520 1,501,891
Santa Clara Unified School
District (GO)
3.00%, 07/01/34 (c) 395 385,128
3.00%, 07/01/34 (c) 2,000 1,932,746
3.00%, 07/01/35 (c) 1,535 1,459,754
Santa Monica-Malibu Unified
School District, Series C (GO)
5.00%, 08/01/39 (c) 1,000 1,106,418
5.00%, 08/01/40 (c) 1,000 1,104,124
State of California (GO)
4.00%, 10/01/34 (c) 2,000 2,104,125
State of California (GO) (AGM)
5.25%, 08/01/32 5,750 6,577,760
State of California, Department
of Water Resources, Central
Valley Project, Series AX (RB)
5.00%, 12/01/31 (c) 915 973,817
State of California, Various
Purpose (GO)
3.00%, 10/01/33 (c) 2,000 1,988,715
3.00%, 10/01/36 (c) 350 340,378
3.12%, 04/01/35 (c) 1,575 1,571,226
4.00%, 09/01/32 (c) 1,815 1,834,383
4.00%, 08/01/33 (c) 700 706,414
4.00%, 10/01/33 (c) 1,795 1,893,745
4.00%, 09/01/34 (c) 1,500 1,512,270
4.00%, 11/01/34 (c) 2,945 3,088,131
4.00%, 11/01/35 (c) 1,310 1,366,246
4.00%, 03/01/36 (c) 9,500 9,824,396
4.00%, 03/01/37 (c) 5,020 5,168,595
4.00%, 09/01/37 (c) 2,000 2,092,359
4.00%, 11/01/38 (c) 2,000 2,048,419
4.00%, 10/01/39 (c) 2,300 2,346,997
5.00%, 08/01/30 (c) 2,250 2,362,571
5.00%, 10/01/30 (c) 1,590 1,733,828
Par
(000’s) Value
California (continued)
5.00%, 10/01/30 (c) $ 1,065 $ 1,141,739
5.00%, 11/01/30 (c) 1,020 1,075,751
5.00%, 10/01/31 4,000 4,521,662
5.00%, 10/01/31 (c) 5,050 5,495,982
5.00%, 11/01/31 (c) 2,645 2,782,404
5.00%, 04/01/32 (c) 2,500 2,691,515
5.00%, 04/01/32 4,270 4,859,023
5.00%, 11/01/34 (c) 1,610 1,778,682
5.00%, 03/01/35 (c) 2,330 2,544,738
5.00%, 04/01/35 (c) 3,500 3,751,597
5.00%, 08/01/35 (c) 490 503,564
5.00%, 09/01/35 (c) 2,250 2,543,799
5.00%, 04/01/36 (c) 3,000 3,207,635
5.00%, 08/01/36 (c) 3,245 3,432,635
5.00%, 08/01/36 (c) 3,000 3,461,294
5.00%, 09/01/36 (c) 1,500 1,721,279
5.00%, 09/01/36 (c) 2,000 2,280,853
5.00%, 10/01/36 (c) 2,000 2,268,145
5.00%, 12/01/36 (c) 2,000 2,197,257
5.00%, 08/01/37 (c) 4,000 4,607,858
5.00%, 08/01/39 (c) 1,250 1,427,061
5.00%, 10/01/39 (c) 2,615 2,937,393
State of California, Various
Purpose (GO) (SAW)
5.00%, 12/01/34 (c) 1,000 1,025,538
The Regents of the University
of California, Series BV (RB)
5.00%, 05/15/38 (c) 2,000 2,292,347
5.00%, 05/15/40 (c) 1,000 1,133,999
The Regents of the University
of California, Series BW (RB)
5.00%, 05/15/40 (c) 1,000 1,133,999
University of California, Series
BE (RB)
5.00%, 05/15/36 (c) 1,500 1,641,254
University of California, Series
BM (RB)
5.00%, 05/15/35 (c) 1,000 1,144,144
University of California, Series
BN (RB)
5.00%, 05/15/35 (c) 2,000 2,288,288
5.00%, 05/15/36 (c) 1,000 1,141,320
5.00%, 05/15/37 (c) 1,000 1,138,714
5.00%, 05/15/41 (c) 1,000 1,112,307
University of California, Series
BQ (RB)
5.00%, 05/15/35 (c) 1,000 1,144,144
University of California, Series
I (RB)
4.00%, 05/15/35 (c) 2,160 2,167,569
University of California, Series
O (RB)
5.00%, 05/15/36 (c) 1,170 1,238,634
University of California, Series
Q (RB)
4.00%, 05/15/39 (c) 2,500 2,585,825
354,804,782

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Colorado : 2.2%
Arapahoe County School
District No 5 Cherry Creek
(GO) (SAW)
5.25%, 12/15/41 (c) $ 1,000 $ 1,142,195
Boulder Valley School District
No. Re-2 Boulder (GO) (SAW)
5.00%, 12/01/41 (c) 500 502,447
Cherry Creek School District
No. 5 (GO) (SAW)
5.00%, 12/15/30 (c) 1,000 1,017,812
City and County of Denver,
Series A-2 (RB)
0.00%, 08/01/36 (c) ^ 1,200 746,789
Colorado Health Facilities
Authority (RB)
4.00%, 08/01/38 (c) 2,350 2,338,270
5.00%, 11/15/57 (c) (p) 1,465 1,642,822
Colorado Health Facilities
Authority, Advenhealth,
Series A (RB)
4.00%, 11/15/38 (c) 2,000 2,012,340
Colorado Health Facilities
Authority, Commonspirit
Health, Series A (RB)
5.00%, 12/01/34 2,000 2,262,800
5.00%, 12/01/39 (c) 3,500 3,851,048
Colorado Health Facilities
Authority, Sanford, Series A
(RB)
4.00%, 11/01/39 (c) 2,000 1,986,689
Denver City & County School
District No 1 (GO) (SAW)
5.25%, 12/01/40 (c) 1,000 1,153,327
Denver City and County School
District No. 1 (GO) (SAW)
3.00%, 12/01/36 (c) 1,430 1,329,734
5.00%, 12/01/39 (c) 1,000 1,083,510
Denver City and County
School, Board of Water
Commissioners, Series A (RB)
3.00%, 12/15/37 (c) 1,000 906,756
Jefferson County School District
R-1 (GO)
5.00%, 12/15/30 (c) 1,110 1,192,037
Pueblo City, Schools District No.
60 (GO) (SAW)
3.00%, 12/15/37 (c) 500 448,727
5.00%, 12/15/34 (c) 1,010 1,087,803
5.00%, 12/15/38 (c) 1,625 1,722,363
Regional Transportation
District, Fastracks Project,
Series A (RB)
5.00%, 11/01/36 (c) 1,820 1,870,527
Regional Transportation
District, Fastracks Project,
Series B (RB)
2.00%, 11/01/41 (c) 850 584,574
5.00%, 11/01/33 (c) 530 556,793
5.00%, 11/01/34 (c) 1,995 2,094,779
Par
(000’s) Value
Colorado (continued)
State of Colorado, Series A (CP)
4.00%, 12/15/36 (c) $ 1,750 $ 1,796,185
4.00%, 12/15/36 (c) 1,315 1,332,761
4.00%, 12/15/39 (c) 1,540 1,551,175
5.00%, 12/15/34 (c) 1,000 1,105,181
State of Colorado, Series A (CP)
(SAW)
4.00%, 12/15/37 (c) 1,000 1,014,895
University of Colorado (RB)
3.00%, 06/01/33 (c) 330 312,888
3.00%, 06/01/33 (c) 470 463,579
5.00%, 06/01/36 (c) 2,000 2,324,253
Weld County School District No.
6 (GO) (SAW)
5.00%, 12/01/36 (c) 2,165 2,318,825
43,753,884
Connecticut : 2.2%
City of New Haven CT (GO)
(AGC)
5.00%, 08/01/33 2,000 2,260,188
Connecticut Housing Finance
Authority Housing Mortgage
Finance Program, Series A
(RB)
4.40%, 11/15/38 (c) 1,530 1,557,904
Connecticut Housing Finance
Authority Housing Mortgage
Finance Program, Series A-1
(RB) (SAW)
1.70%, 05/15/34 (c) 1,290 1,028,321
Connecticut Housing Finance
Authority Housing Mortgage
Finance Program, Series D-1
(RB)
3.20%, 11/15/32 (c) 260 250,191
Connecticut State Health
& Educational Facilities
Authority (RB)
5.00%, 07/01/33 2,000 2,312,011
Connecticut State Health
and Educational Facilities
Authority, Hartford Health
Issue, Series A (RB) (SD CRED
PROG)
5.00%, 07/01/34 (c) 335 356,248
Connecticut State Health
and Educational Facilities
Authority, Nuvance Health
Issue, Series A (RB)
5.00%, 07/01/32 (c) 1,700 1,776,501
State of Connecticut (GO)
5.00%, 01/15/37 (c) 1,505 1,707,968
State of Connecticut Special
Tax Revenue (RB)
5.00%, 07/01/31 350 392,449
5.00%, 07/01/35 (c) 2,000 2,309,764
State of Connecticut, Series A
(GO)
3.00%, 01/15/32 (c) 2,200 2,130,174

Par
(000’s) Value
Connecticut (continued)
3.00%, 01/15/34 (c) $ 1,000 $ 950,911
3.00%, 01/15/35 (c) 2,500 2,353,322
3.00%, 01/15/36 (c) 1,000 930,809
4.00%, 01/15/37 (c) 2,000 2,048,628
5.00%, 01/15/37 (c) 1,000 1,134,862
State of Connecticut, Series C
(GO)
4.00%, 06/01/34 (c) 1,950 2,026,921
State of Connecticut, Series E
(GO)
5.00%, 09/15/30 (c) 1,665 1,781,128
5.00%, 11/15/32 1,000 1,138,630
State of Connecticut, Series F
(GO)
5.00%, 11/15/31 (c) 1,550 1,568,617
5.00%, 11/15/32 (c) 1,525 1,542,377
State of Connecticut, Special
Tax, Series A (RB)
5.00%, 05/01/31 1,650 1,846,330
5.00%, 09/01/32 (c) 475 487,302
5.00%, 05/01/35 (c) 1,500 1,656,374
State of Connecticut, Special
Tax, Series A (ST)
5.00%, 05/01/37 (c) 2,500 2,706,131
State of Connecticut, Special
Tax, Transportation
Infrastructure Purposes,
Series A (RB)
4.00%, 05/01/36 (c) 1,225 1,266,630
5.00%, 05/01/33 (c) 1,025 1,140,673
State of Connecticut,
Transportation Infrustructure
Purposes, Series D (RB)
4.00%, 11/01/38 (c) 2,000 2,041,431
42,702,795
Delaware : 0.2%
Delaware Health Facilities
Authority, Bayhealth Medical
Center Project, Series A (RB)
4.00%, 07/01/40 (c) 1,000 988,994
State of Delaware (GO)
2.00%, 02/01/35 (c) 1,000 810,816
State of Delaware, Series A
(GO)
2.00%, 01/01/36 (c) 650 519,629
4.00%, 05/01/41 (c) 1,000 1,023,064
5.00%, 05/01/36 (c) 1,000 1,140,903
4,483,406
District of Columbia : 1.4%
District of Columbia, Federal
Highway Grant Anticipation
(RB) (SAW)
5.00%, 12/01/34 (c) 2,250 2,418,170
District of Columbia, Income
Tax, Series A (RB)
4.00%, 03/01/40 (c) 2,000 1,984,211
5.00%, 07/01/36 (c) 2,000 2,242,509
Par
(000’s) Value
District of Columbia (continued)
District of Columbia, Series A
(GO)
5.00%, 06/01/33 (c) $ 580 $ 604,083
5.00%, 06/01/34 (c) 1,000 1,039,909
5.00%, 06/01/35 (c) 750 791,567
5.00%, 01/01/37 (c) 1,000 1,127,226
District of Columbia, Series A
(RB)
5.00%, 03/01/36 (c) 1,000 1,075,313
District of Columbia, Series C
(RB)
5.00%, 05/01/36 (c) 1,000 1,085,176
District of Columbia, Water and
Sewer Authority, Series A (RB)
5.00%, 10/01/40 (c) 1,000 1,125,428
Washington Convention &
Sports Authority, Series A
(RB)
5.00%, 10/01/30 (c) 1,000 1,045,351
Washington Metropolitan Area
Transit Authority (RB)
5.00%, 07/01/36 (c) 1,000 1,033,649
Washington Metropolitan Area
Transit Authority, Series A
(RB)
4.00%, 07/15/34 (c) 4,000 4,166,491
5.00%, 07/15/37 (c) 1,400 1,501,421
5.00%, 07/15/37 (c) 2,000 2,181,764
Washington Metropolitan Area
Transit Authority, Series A-2
(RB)
5.00%, 07/01/33 (c) 550 571,480
5.00%, 07/01/34 (c) 810 840,286
Washington Metropolitan Area
Transit Authority, Series B
(RB)
5.00%, 07/01/31 (c) 650 677,596
5.00%, 07/01/34 (c) 1,880 1,950,293
5.00%, 07/01/37 (c) 1,140 1,176,184
28,638,107
Florida : 2.5%
Broward County, Florida
Tourist Development,
Convention Center Expansion
Project (RB)
4.00%, 09/01/36 (c) 2,000 2,057,240
Central Florida Expressway
Authority (RB) (BAM)
3.00%, 07/01/34 (c) 520 490,659
4.00%, 07/01/41 (c) 845 838,470
Central Florida Expressway
Authority, Series A (RB)
4.00%, 07/01/31 (c) 1,250 1,259,064
Central Florida Expressway
Authority, Series A (RB) (BAM)
5.00%, 07/01/38 (c) 2,000 2,058,823
Central Florida Expressway
Authority, Series B (RB)
4.00%, 07/01/39 (c) 2,000 2,000,667

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
City of Gainesville, Utilities
System, Series A (RB)
5.00%, 10/01/34 (c) $ 1,045 $ 1,089,885
City of Jacksonville, Series A
(RB)
5.00%, 10/01/32 (c) 1,095 1,180,345
City of Orlando, Senior Tourist
Development Tax, Series A
(RB) (AGM)
5.00%, 11/01/31 (c) 2,000 2,093,804
5.00%, 11/01/37 (c) 560 577,898
City of Tampa Florida, H. Lee
Moffitt Cancer Center Project,
Series B (RB)
4.00%, 07/01/38 (c) 1,000 987,496
County of Miami-Dade (RB)
0.00%, 10/01/31 (c) ^ 565 432,659
0.00%, 10/01/32 (c) ^ 400 292,383
5.00%, 10/01/34 (c) 2,005 2,064,042
County of Miami-Dade FL (GO)
5.00%, 07/01/41 (c) 2,000 2,030,010
County of Miami-Dade,
Building Better Communities
Program, Series A (GO)
5.00%, 07/01/34 (c) 555 569,014
County of Miami-Dade,
Building Better Communities
Program, Series A (GO) (SAW)
4.00%, 07/01/36 (c) 1,600 1,647,933
County of Miami-Dade,
Expressway Authority Toll
System, Series A (RB)
5.00%, 07/01/39 (c) 2,000 2,002,151
County of Miami-Dade, Florida
Aviation, Series A (RB)
4.00%, 10/01/39 (c) 1,500 1,490,683
County of Miami-Dade, Florida
Transit System (RB)
4.00%, 07/01/34 (c) 865 871,196
County of Miami-Dade, Water
and Sewer System (RB)
5.00%, 10/01/32 (c) 3,500 3,875,116
County of Miami-Dade, Water
and Sewer System, Series B
(RB)
3.00%, 10/01/34 (c) 370 352,747
Florida Development Finance
Corp., Lakeland Regional
Health Systems (RB)
4.00%, 11/15/35 (c) 2,000 2,045,998
Florida Housing Finance Corp.,
Homeowner Mortgage (RB)
2.10%, 07/01/35 (c) 950 768,912
JEA Electric System, Series A
(RB) (AGC)
5.00%, 10/01/33 1,000 1,147,046
JEA Electric System, Series B
(RB)
5.00%, 10/01/30 (c) 850 892,614
Par
(000’s) Value
Florida (continued)
5.00%, 10/01/32 (c) $ 885 $ 924,606
JEA Water & Sewer System
Revenue (RB)
5.00%, 10/01/39 (c) 750 843,675
Lee County, Industrial
Development Authority,
Health System, Inc., Series
A (RB)
5.00%, 04/01/34 (c) 605 636,561
Leon County, City of
Tallahassee, Blueprint
Intergovernmental Agency
(RB)
5.00%, 10/01/38 (c) 1,000 1,099,918
Miami-Dade County, Florida
Water and Sewer System,
Series B (RB)
5.00%, 10/01/40 (c) 500 551,689
Orange County Health Facilities
Authority (RB)
5.00%, 10/01/40 (c) 1,000 1,107,374
Orange County, Health
Facilities Authority, Series A
(RB)
5.00%, 10/01/36 (c) 1,325 1,353,682
5.00%, 10/01/39 (c) 1,000 1,016,192
Orlando Utilities Commission,
Series B (RB)
5.00%, 10/01/39 (c) 750 844,380
Reedy Creek Improvement
District, Series A (GO)
4.00%, 06/01/31 (c) 1,000 1,019,641
5.00%, 06/01/35 (c) 1,000 1,023,785
South Miami Health Facilities
Authority, Baptist Health (RB)
5.00%, 08/15/32 (c) 800 829,490
State of Florida Board
of Governors, Florida
State University Athletics
Association, Series A (RB)
(BAM)
5.00%, 10/01/40 (c) 2,000 2,209,330
State of Florida, Department
of Transportation Financing
Corp. (RB)
3.00%, 07/01/31 (c) 1,000 976,388
3.00%, 07/01/35 (c) 1,000 948,760
50,502,326
Georgia : 2.5%
City of Atlanta, Airport
Passenger Facility Charge,
Series C (RB)
5.00%, 07/01/35 (c) 800 856,852
5.00%, 07/01/38 (c) 2,275 2,417,330
City of Atlanta, Water and
Wastewater (RB)
5.00%, 11/01/32 (c) 1,000 1,003,977

Par
(000’s) Value
Georgia (continued)
City of Atlanta, Water and
Wastewater (RB) (BAM)
5.00%, 11/01/34 $ 1,000 $ 1,157,789
County of Fulton (GO)
4.00%, 07/01/40 (c) 1,500 1,501,976
Dekalb County, Water and
Sewerage, Series B (RB)
(AGM)
5.00%, 10/01/35 (c) 1,530 1,571,118
Fulton County, Georgia Water
and Sewerage, Series A (RB)
3.00%, 01/01/37 (c) 3,000 2,727,035
Georgia Housing and Finance
Authority, Series A (RB)
4.10%, 12/01/39 (c) 1,000 1,005,188
Georgia Housing and Finance
Authority, Single Family
Mortgage, Series B-1 (RB)
2.90%, 12/01/31 (c) 925 870,165
3.35%, 12/01/41 (c) 215 186,642
Main Street Natural Gas Inc,
Series C (RB)
5.00%, 12/01/54 (c) (p) 1,000 1,051,388
Main Street Natural Gas, Inc.
(RB)
5.00%, 05/01/55 (c) (p) 1,500 1,585,457
5.00%, 06/01/55 (c) (p) 1,500 1,603,413
Main Street Natural Gas, Inc.,
Gas Supply, Series A (RB)
5.00%, 05/15/35 2,000 2,135,910
5.00%, 05/15/37 2,000 2,132,667
5.00%, 05/15/38 1,000 1,061,931
5.00%, 05/01/54 (c) (p) 2,000 2,120,742
Main Street Natural Gas, Inc.,
Gas Supply, Series D (RB)
5.00%, 04/01/54 (c) (p) 2,000 2,123,858
Main Street Natural Gas, Inc.,
Gas Supply, Series E (RB)
5.00%, 12/01/53 (c) (p) 2,000 2,119,790
Private Colleges and
Universities Authority, Emory
University, Series B (RB)
4.00%, 09/01/36 (c) 2,175 2,238,025
4.00%, 10/01/38 (c) 2,000 2,000,942
4.00%, 09/01/40 (c) 2,000 2,023,401
State of Georgia, Private
Colleges and Universities
Authority, Emory University,
Series B (RB)
5.00%, 09/01/33 1,000 1,148,602
State of Georgia, Road and
Tollway Authority (RB)
5.00%, 06/01/31 (c) 2,550 2,814,211
5.00%, 06/01/32 (c) 2,000 2,198,122
State of Georgia, Road and
Tollway Authority, Series A
(RB)
4.00%, 07/15/35 (c) 3,255 3,390,400
Par
(000’s) Value
Georgia (continued)
State of Georgia, Series A (GO)
4.00%, 08/01/34 (c) $ 935 $ 981,699
5.00%, 02/01/32 (c) 2,000 2,080,555
5.00%, 02/01/33 (c) 1,200 1,247,046
49,356,231
Hawaii : 0.5%
City & County of Honolulu HI
(GO)
5.00%, 09/01/32 (c) 1,015 1,063,162
City and County of Honolulu,
Rail Transit Project, Series B
(GO)
5.00%, 03/01/31 (c) 1,930 2,121,668
City and County of Honolulu,
Wastewater System, Series
A (RB)
4.00%, 07/01/33 (c) 970 977,968
City and County of Honolulu,
Wastewater System, Series
B (RB)
5.00%, 07/01/36 (c) 875 934,444
State of Hawaii (RB)
5.00%, 01/01/36 (c) 1,000 1,097,054
State of Hawaii, Department
of Transportation Airports
Division, Series D (RB) (BAM)
5.00%, 07/01/34 (c) 2,000 2,172,059
State of Hawaii, Series FK (GO)
3.25%, 05/01/33 (c) 1,000 982,641
5.00%, 05/01/34 (c) 690 718,348
10,067,344
Idaho : 0.1%
Idaho Health Facilities
Authority (RB)
5.00%, 03/01/41 (c) 1,000 1,097,982
5.00%, 03/01/60 (c) (p) 1,000 1,111,335
2,209,317
Illinois : 5.2%
Chicago O'Hare International
Airport (RB)
5.00%, 01/01/32 750 835,956
Chicago O'Hare International
Airport, Series A (RB)
5.00%, 01/01/35 (c) 1,000 1,076,061
Chicago O'Hare International
Airport, Series A (RB) (AGM)
4.00%, 01/01/37 (c) 1,000 1,007,127
Chicago O'Hare International
Airport, Series B (RB)
5.00%, 01/01/34 (c) 365 375,523
City of Chicago IL (GO)
5.25%, 01/01/38 (c) 2,000 2,099,754
City of Chicago IL Wastewater
Transmission Revenue (RB)
(BAM)
5.00%, 01/01/33 1,000 1,122,928

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
City of Chicago, Chicago
O'Hare International Airport,
Customer Facility Charge (RB)
(BAM)
5.25%, 01/01/41 (c) $ 1,205 $ 1,332,900
City of Chicago, Chicago O'Hare
International Airport, Series
B (RB)
5.00%, 01/01/39 (c) 2,000 2,045,966
5.00%, 01/01/41 (c) 2,120 2,137,757
City of Chicago, Second Lien
Water (RB) (AGM)
5.00%, 11/01/34 (c) 1,420 1,476,899
5.00%, 11/01/36 (c) 1,500 1,551,355
City of Chicago, Series A (GO)
5.00%, 01/01/32 (c) 1,000 1,047,187
5.00%, 01/01/33 (c) 2,455 2,563,153
City of Chicago, Series B (GO)
4.00%, 01/01/40 (c) 1,064 988,841
City of Chicago, Series C (GO)
5.00%, 01/01/38 (c) 1,150 1,151,758
City of Chicago, Wastewater
Transmission, Series A (RB)
(BAM)
5.00%, 01/01/40 (c) 1,000 1,093,590
5.00%, 01/01/41 (c) 1,000 1,088,932
City of Chicago, Wastewater
Transmission, Series B (RB)
5.00%, 01/01/36 (c) 750 769,431
City of Chicago, Wastewater
Transmission, Series B (RB)
(AGM)
5.00%, 01/01/37 (c) 1,000 1,093,814
Illinois Finance Authority (RB)
5.00%, 04/01/36 (c) 3,500 3,973,243
Illinois Finance Authority, Carle
Foundation, Series A (RB)
4.00%, 08/15/37 (c) 1,500 1,490,908
4.00%, 08/15/38 (c) 1,500 1,469,597
5.00%, 08/15/35 (c) 1,000 1,083,045
Illinois Finance Authority, Clean
Water Initiative (RB)
4.00%, 07/01/35 (c) 1,600 1,635,401
4.00%, 07/01/37 (c) 1,000 1,011,330
5.00%, 07/01/33 (c) 700 722,104
5.00%, 07/01/36 (c) 2,560 2,737,798
Illinois Finance Authority, Clean
Water Initiative (RB) (AGM)
5.00%, 07/01/34 (c) 1,400 1,502,804
Illinois Finance Authority,
Memorial Health System (RB)
5.00%, 04/01/34 (c) 1,435 1,512,695
Illinois Finance Authority,
NorthShore University
HealthSystem, Series A (RB)
4.00%, 08/15/40 (c) 1,625 1,571,893
5.00%, 08/15/32 (c) 1,365 1,483,128
5.00%, 08/15/33 (c) 1,000 1,082,753
5.00%, 08/15/34 (c) 1,295 1,398,022
Par
(000’s) Value
Illinois (continued)
Illinois Finance Authority, Silver
Cross Hospital and Medical
Centers, Series C (RB)
4.12%, 08/15/37 (c) $ 2,145 $ 2,057,472
Illinois Finance Authority, The
University of Chicago, Series
B (RB)
5.00%, 04/01/35 (c) 2,000 2,279,995
Illinois Housing Development
Authority, Series B (RB)
3.45%, 10/01/33 (c) 420 404,972
Illinois Municipal Electric
Agency Power Supply System,
Series A (RB)
4.00%, 02/01/34 (c) 1,500 1,494,265
Illinois State Finance Authority,
Ann & Robert H. Lurie
Children's Hospital (RB)
4.00%, 08/15/37 (c) 1,000 993,939
Illinois State Finance Authority,
University of Chicago, Series
A (RB)
5.00%, 10/01/33 1,000 1,139,696
Illinois State Municipal Electric
Agency, Power Supply, Series
A (RB)
4.00%, 02/01/35 (c) 2,000 1,983,235
Illinois State Toll Highway
Authority, Series A (RB)
5.00%, 01/01/37 (c) 3,000 3,399,560
5.00%, 01/01/40 (c) 2,000 2,012,244
Illinois State Toll Highway
Authority, Series B (RB)
5.00%, 01/01/37 (c) 1,500 1,518,357
5.00%, 01/01/40 (c) 1,000 1,007,271
Illinois State, Series C (GO)
4.00%, 10/01/40 (c) 1,000 965,196
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series A (RB)
0.00%, 06/15/37 (c) ^ 1,500 924,060
Metropolitan Water
Reclamation District of
Greater Chicago, Series B
(GO) (NATL-IBC FGIC)
5.25%, 12/01/35 1,000 1,183,247
Northern Illinois Municipal
Power Agency, Series A (RB)
4.00%, 12/01/36 (c) 1,500 1,473,418
5.00%, 12/01/30 (c) 990 1,022,828
Sales Tax Securitization Corp.,
Series A (RB)
5.00%, 01/01/34 (c) 1,000 1,111,338
State of Illinois (GO)
5.00%, 02/01/39 (c) 2,385 2,615,311
5.50%, 05/01/39 (c) 2,000 2,170,019

Par
(000’s) Value
Illinois (continued)
State of Illinois, Sales Tax,
Series A (RB) (BAM)
3.00%, 06/15/32 (c) $ 3,000 $ 2,769,120
State of Illinois, Sales Tax,
Series C (RB)
5.00%, 06/15/30 1,000 1,084,634
State of Illinois, Series A (GO)
4.00%, 03/01/40 (c) 2,460 2,387,299
5.00%, 10/01/33 (c) 2,500 2,628,848
5.00%, 03/01/34 (c) 1,000 1,083,843
5.00%, 05/01/35 (c) 2,250 2,346,905
5.00%, 12/01/35 (c) 1,000 1,037,184
5.00%, 05/01/41 (c) 630 647,299
5.25%, 12/01/30 (c) 1,200 1,263,055
State of Illinois, Series B (GO)
4.00%, 10/01/34 (c) 2,000 2,021,272
5.00%, 11/01/30 (c) 1,000 1,073,806
5.00%, 05/01/36 (c) 1,000 1,090,141
State of Illinois, Series D (GO)
4.00%, 07/01/37 (c) 1,000 995,288
5.00%, 07/01/36 (c) 1,000 1,091,385
State of Illinois, Series D (RB)
3.00%, 06/15/32 (c) 680 627,667
State of Illinois, Seris B (GO)
5.00%, 05/01/38 (c) 1,145 1,259,046
5.00%, 05/01/41 (c) 2,000 2,161,902
102,858,770
Indiana : 0.7%
Avon Indiana  Community
School Building Corp.,  AD
Valorem Property Tax First
Mortgage (RB)
5.25%, 07/15/39 (c) 1,000 1,113,840
City of Indianapolis, Indiana
Water System, Series A (RB)
5.00%, 10/01/36 (c) 1,720 1,804,305
Indiana Finance Authority, First
Lien Wastewater Utility (RB)
4.00%, 10/01/35 (c) 2,500 2,574,955
Indiana Finance Authority,
Indiana University Health Inc.,
Series B (RB)
5.00%, 10/01/55 (c) (p) 1,000 1,114,337
Indianapolis Local Public
Improvement Bond Bank,
Courhouse and Jail Project,
Series A (RB)
5.00%, 02/01/31 (c) 1,715 1,835,388
Indianapolis Local Public
Improvement Bond Bank,
Indiana Convention Center
Hotel, Series E (RB)
5.50%, 03/01/38 (c) 1,000 1,077,178
Indianapolis Local Public
Improvement Bond Bank,
Series A (RB) (AGM)
4.00%, 06/01/39 (c) 1,000 1,005,997
Par
(000’s) Value
Indiana (continued)
IPS Multi-School Building Corp.
(RB)
5.00%, 07/15/41 (c) $ 1,000 $ 1,087,511
Westfield-Washington Multi-
School Building Corp. (RB)
(BAM)
5.00%, 07/15/35 (c) 750 847,641
5.25%, 07/15/41 (c) 750 833,748
13,294,900
Iowa : 0.4%
Iowa Finance Authority (RB)
5.00%, 08/01/31 (c) 1,000 1,047,919
Iowa Finance Authority,
Midwestern Disaster Area,
Iowa Fertilizer Company
Project (RB)
4.00%, 12/01/50 (c) (p) 3,210 3,450,460
Iowa Finance Authority, Series
A (RB)
5.00%, 08/01/36 (c) 1,000 1,139,613
5.00%, 08/01/37 (c) 1,000 1,106,229
5.00%, 08/01/37 (c) 1,000 1,134,003
7,878,224
Kansas : 0.3%
County of Johnson, Internal
Improvement, Series A (GO)
4.00%, 09/01/34 (c) 750 758,508
Kansas Development Finance
Authority, Adventhealth
Hospital, Series B (RB)
5.00%, 11/15/54 (p) 2,450 2,719,352
State of Kansas, Department of
Transportation, Series A (RB)
5.00%, 09/01/32 (c) 1,165 1,217,634
University of Kansas Hospital
Authority (RB)
4.00%, 09/01/40 (c) 2,000 1,959,618
6,655,112
Kentucky : 0.9%
Kentucky Economic
Development Finance
Authority, Louisville Arena
Project, Series A (RB) (AGM)
4.00%, 12/01/41 (c) 750 728,833
Kentucky Public Energy
Authority, Gas Supply, Series
A-1 (RB)
5.25%, 04/01/54 (c) (p) 3,000 3,228,566
Kentucky Public Energy
Authority, Gas Supply, Series
B (RB)
5.00%, 01/01/55 (c) (p) 3,000 3,193,701
Kentucky State Property and
Building Commission, Project
No. 119 (RB) (BAM)
5.00%, 05/01/34 (c) 3,285 3,449,224

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Kentucky (continued)
Kentucky State Property and
Building Commission, Project
No. 131, Series A (RB)
5.00%, 10/01/40 (c) $ 1,000 $ 1,109,812
5.00%, 10/01/41 (c) 1,000 1,102,164
Louisville and Jefferson County,
Metro Government, Norton
Healthcare, Inc., Series A (RB)
4.00%, 10/01/36 (c) 1,000 980,865
5.00%, 10/01/31 (c) 290 297,245
Louisville and Jefferson County,
Metropolitan Sewer District,
Series A (RB)
5.00%, 05/15/38 (c) 2,000 2,250,238
University of Kentucky, Series
A (RB)
3.00%, 10/01/35 (c) 770 712,660
4.00%, 10/01/30 (c) 500 503,010
17,556,318
Louisiana : 0.9%
Jefferson Sales Tax District,
Parish of Jefferson, Series B
(RB) (AGM)
4.00%, 12/01/37 (c) 1,300 1,318,811
5.00%, 12/01/33 (c) 615 659,592
Jefferson Sales Tax District,
Series B (RB) (AGM)
4.00%, 12/01/35 (c) 500 510,911
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Series B (RB)
2.50%, 04/01/36 (c) 1,455 1,199,499
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Westlake Chemical
Corp. Project (RB)
3.50%, 11/01/32 (c) 5,040 4,853,828
Louisville Public Facilities
Authority, Tulane University,
Series A (RB)
5.00%, 10/15/36 (c) 1,000 1,105,576
State of Louisiana, Gasoline &
Fuels Tax (RB)
5.00%, 05/01/33 1,000 1,135,415
State of Louisiana, Series A
(GO)
5.00%, 03/01/32 (c) 750 837,039
5.00%, 03/01/33 (c) 930 1,012,090
5.00%, 04/01/35 (c) 1,000 1,136,619
5.00%, 04/01/36 (c) 1,000 1,132,276
5.00%, 03/01/38 (c) 1,000 1,095,980
State of Louisiana, Series A
(GO) (BAM)
5.00%, 03/01/34 (c) 910 988,092
16,985,728
Par
(000’s) Value
Maryland : 1.7%
City of Baltimore MD (RB)
5.00%, 07/01/41 (c) $ 2,045 $ 2,084,074
City of Baltimore, Wastewater
Project, Series C (RB)
5.00%, 07/01/39 (c) 1,500 1,503,478
County of Baltimore, Public
Improvement (GO)
4.00%, 03/01/34 (c) 890 920,769
County of Baltimore, Public
Improvement (GO) (AGC)
4.00%, 03/01/34 (c) 1,925 1,971,885
County of Baltimore, Public
Improvement (GO) (CA MTG
INS)
4.00%, 03/01/36 (c) 2,420 2,461,471
County of Montgomery, Series
A (GO)
3.00%, 08/01/32 (c) 750 724,016
Maryland Community
Development Administration,
Series A (RB) (AGM)
1.95%, 09/01/41 (c) 310 206,010
Maryland Department of
Transportation (RB)
3.00%, 09/01/31 (c) 500 487,251
Maryland Stadium Authority
(RB)
5.00%, 06/01/40 (c) 1,000 1,103,295
Prince George's County, Public
Improvement, Series A (GO)
5.00%, 08/01/34 (c) 1,500 1,725,063
5.00%, 08/01/35 (c) 2,500 2,862,102
5.00%, 07/15/36 (c) 2,500 2,645,485
State of Maryland (GO)
4.00%, 06/01/30 (c) 1,500 1,500,325
State of Maryland, Department
of Transportation (RB)
3.00%, 11/01/30 (c) 520 508,512
3.12%, 05/01/31 (c) 855 845,064
State of Maryland, Department
of Transportation (RB) (SAW)
2.12%, 10/01/31 (c) 2,340 2,099,160
State of Maryland, State and
Local Facilities Loan (GO)
4.00%, 08/01/32 (c) 530 542,962
5.00%, 08/01/30 (c) 1,000 1,070,819
5.00%, 03/15/32 (c) 3,000 3,238,674
State of Maryland, State and
Local Facilities Loan, Series
A (GO)
3.00%, 08/01/31 (c) 1,000 973,592
5.00%, 03/15/31 (c) 1,500 1,650,646
Washington Suburban
Sanitary District, Maryland
Consolidated Public
Improvement (GO)
5.00%, 06/01/34 (c) 1,650 1,689,355
32,814,008

Par
(000’s) Value
Massachusetts : 3.2%
City of Boston, Series A (GO)
5.00%, 11/01/39 (c) $ 2,000 $ 2,237,483
Commonwealth of
Massachusetts (GO)
5.00%, 08/01/41 (c) 1,000 1,113,428
Commonwealth of
Massachusetts (RB) (BAM-
TCRS NATL)
5.50%, 01/01/34 3,000 3,424,317
Commonwealth of
Massachusetts, Series A (GO)
5.00%, 10/01/31 3,000 3,397,084
5.00%, 01/01/40 (c) 1,500 1,676,902
Commonwealth of
Massachusetts, Series B (GO)
5.00%, 07/01/31 (c) 600 616,510
5.00%, 07/01/34 (c) 1,860 1,906,750
5.00%, 05/01/40 (c) 1,500 1,682,498
Commonwealth of
Massachusetts, Series C (GO)
(AGM)
5.00%, 05/01/31 2,665 3,001,556
Commonwealth of
Massachusetts, Series D (GO)
4.00%, 05/01/35 (c) 1,165 1,175,640
4.00%, 11/01/37 (c) 2,000 2,033,960
5.00%, 07/01/36 (c) 365 398,114
Commonwealth of
Massachusetts, Series D (GO)
(SBG)
5.00%, 07/01/38 (c) 2,000 2,161,218
Commonwealth of
Massachusetts, Series D (RB)
(NATL)
5.50%, 01/01/34 1,000 1,125,239
Commonwealth of
Massachusetts, Series E (GO)
3.00%, 11/01/33 (c) 1,275 1,212,105
4.00%, 04/01/33 (c) 1,000 1,000,661
4.00%, 04/01/38 (c) 1,000 1,000,171
4.00%, 09/01/39 (c) 3,000 3,001,451
5.00%, 11/01/32 (c) 1,000 1,108,250
5.00%, 09/01/37 (c) 1,010 1,066,978
Commonwealth of
Massachusetts,
Transportation Fund, Series
A (GO)
5.00%, 12/01/33 (c) 500 516,529
Commonwealth of
Massachusetts,
Transportation Fund, Series
A (RB)
5.00%, 06/01/37 (c) 800 878,386
Massachusetts Bay
Transportation Authority
Sales Tax, Series A-1 (RB)
4.00%, 07/01/38 (c) 2,000 2,046,788
5.00%, 07/01/40 (c) 1,000 1,115,317
Par
(000’s) Value
Massachusetts (continued)
Massachusetts Bay
Transportation Authority,
Series A (RB)
5.00%, 07/01/40 (c) $ 1,000 $ 1,126,974
Massachusetts Development
Finance Agency, Beth Israel
Lahey Health Issue, Series K
(RB)
5.00%, 07/01/35 (c) 255 272,229
Massachusetts Development
Finance Agency, Children's
Hospital, Series T (RB)
5.00%, 03/01/34 (c) 1,000 1,160,341
Massachusetts Development
Finance Agency, Harvard
University, Series A (RB)
4.00%, 07/15/36 (c) 1,035 1,041,326
5.00%, 07/15/40 3,860 4,596,946
Massachusetts Development
Finance Agency, Harvard
University, Series B (RB)
5.00%, 02/15/33 2,000 2,315,599
Massachusetts Development
Finance Agency, Partners
Healthcare System, Series S
(RB)
4.00%, 07/01/35 (c) 1,500 1,514,193
Massachusetts Development
Finance Agency, Series A (RB)
5.00%, 10/01/41 (c) 1,000 1,111,378
Massachusetts Development
Finance Agency, Series B (RB)
4.00%, 02/15/36 1,000 1,088,214
Massachusetts Development
Finance Agency, Suffolk
University (RB)
5.00%, 07/01/35 (c) 500 502,946
Massachusetts School Building
Authority, Dedicated Sales
Tax, Series C (RB)
5.00%, 08/15/37 (c) 1,150 1,159,262
Massachusetts Water
Resources Authority, Series B
(RB) (AGM)
5.25%, 08/01/30 1,000 1,129,069
Massachusetts Water
Resources Authority, Series
C (RB)
5.00%, 08/01/31 (c) 2,115 2,221,292
The Commonwealth of
Massachusetts, Series A (GO)
5.00%, 03/01/36 (c) 1,000 1,152,358
University of Massachusetts
Building Authority (RB)
5.00%, 11/01/30 (c) 1,020 1,078,925
5.00%, 05/01/34 (c) 1,220 1,310,509
5.00%, 11/01/34 (c) 750 810,839

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Massachusetts (continued)
University of Massachusetts
Building Authority (RB) (SD
CRED PROG)
5.00%, 11/01/32 (c) $ 500 $ 544,759
63,034,494
Michigan : 1.4%
Detroit City School District,
Series A (GO) (AGM)
5.25%, 05/01/32 2,220 2,499,948
Great Lakes Water Authority,
Sewage Disposal System,
Senior Lien, Series A (RB)
5.00%, 07/01/37 (c) 3,000 3,398,418
Great Lakes Water Authority,
Sewage Disposal System,
Senior Lien, Series B (RB)
5.00%, 07/01/31 (c) 570 582,375
Great Lakes Water Authority,
Sewage Disposal System,
Senior Lien, Series C (RB)
5.00%, 07/01/33 (c) 1,025 1,045,386
Kalamazoo Michigan Hospital
Facilities, Bronson Healthcare
Group (RB)
4.00%, 05/15/36 (c) 2,000 1,978,197
Karegnondi Water Authority
(RB) (BAM)
5.00%, 11/01/41 (c) 750 825,294
Michigan Finance Authority
Hospital, McLaren Health
Care, Series A (RB)
5.00%, 05/15/38 (c) 1,500 1,503,329
Michigan Finance Authority,
Henry Ford Health System
(RB)
3.00%, 11/15/33 (c) 355 334,852
Michigan Finance Authority,
Trinity Health Credit Group,
Series A (RB)
4.00%, 12/01/40 (c) 1,000 979,003
5.00%, 12/01/34 (c) 2,000 2,079,953
5.00%, 12/01/35 (c) 585 606,398
Michigan State Housing
Development Authority,
Series A (RB)
4.30%, 10/01/40 (c) 725 722,999
Michigan State Housing
Development Authority,
Series B (RB)
4.50%, 12/01/38 (c) 1,500 1,524,790
Michigan State University,
Series A (RB)
5.00%, 08/15/40 (c) 2,000 2,015,056
Oakland University (RB)
5.00%, 03/01/41 (c) 1,100 1,113,874
State of Michigan, Building
Authority, Series I (RB)
5.00%, 10/15/32 (c) 570 586,729
Par
(000’s) Value
Michigan (continued)
State of Michigan,
Environmental Program,
Series A (GO)
3.00%, 05/15/36 (c) $ 750 $ 712,282
State of Michigan, Housing
Development Authority,
Single-Family Mortgage,
Series B (RB)
3.10%, 12/01/31 (c) 1,370 1,316,551
State of Michigan, Trunk Line
Fund (RB)
5.00%, 11/15/36 (c) 1,000 1,134,200
State of Michigan, Trunk Line
Fund, Series A (RB)
5.00%, 11/15/35 (c) 1,900 2,104,764
27,064,398
Minnesota : 0.8%
County of Hennepin, Minnesota
First Lien Sales Tax, Series A
(RB)
5.00%, 12/15/31 (c) 1,000 1,036,233
County of Hennepin, Series A
(GO)
5.00%, 12/01/36 (c) 2,000 2,313,428
Minnesota Agricultural &
Economic Development
Board (RB)
5.00%, 01/01/38 (c) 1,000 1,110,466
Minnesota Public Facilities
Authority, Series A (RB)
5.00%, 03/01/31 1,000 1,123,801
5.00%, 03/01/33 (c) 1,500 1,529,277
Regents of the University of
Minnesota, Series B (RB)
5.00%, 12/01/31 (c) 1,000 1,050,600
State of Minnesota (CP)
5.00%, 11/01/41 (c) 1,075 1,184,426
State of Minnesota, Various
Purpose, Series A (GO)
5.00%, 08/01/33 (c) 1,000 1,085,869
5.00%, 08/01/36 (c) 2,000 2,188,332
5.00%, 08/01/36 (c) 1,000 1,078,198
5.00%, 08/01/37 (c) 2,000 2,180,926
White Bear Lake, independent
School District No. 624, Series
A (GO) (SD CRED PROG)
3.00%, 02/01/33 (c) 1,000 969,384
16,850,940
Mississippi : 0.1%
Mississippi Hospital Equipment
and Facilities Authority,
Baptist Memorial Health
Corp., Series A (RB)
5.00%, 09/01/41 (c) 500 501,783
State of Mississippi, Series A
(RB)
5.00%, 10/15/34 (c) 1,000 1,045,651
5.00%, 10/15/36 (c) 550 572,983
2,120,417

Par
(000’s) Value
Missouri : 0.4%
County of St. Louis, Hazewood
School District, Series A (GO)
(BAM)
5.00%, 03/01/38 (c) $ 1,000 $ 1,088,280
Missouri Joint Municipal Electric
Utility Commission (RB)
5.00%, 12/01/37 (c) 1,500 1,528,152
Missouri Joint Municipal Electric
Utility Commission, Prairie
State Project, Series A (RB)
4.00%, 12/01/32 (c) 685 688,829
Springfield School District No.
R-12 (GO) (SAW)
4.00%, 03/01/35 (c) 2,415 2,488,155
5.00%, 03/01/36 (c) 450 478,492
St. Louis School District, Board
of Education (GO) (AGM)
5.00%, 04/01/37 (c) 1,000 1,101,595
The Community College District
of St. Louis (CP)
5.00%, 04/01/40 (c) 1,000 1,093,601
8,467,104
Nebraska : 0.6%
Central Plains Energy Project,
Gas Project Crossover No. 3,
Series A (RB)
5.00%, 09/01/32 1,280 1,369,106
5.00%, 09/01/34 4,300 4,628,114
5.00%, 09/01/35 2,000 2,155,633
Central Plans Energy Project,
Gas Project Crossover No.3,
Series B (RB)
5.00%, 09/01/31 1,215 1,297,520
Nebraska Public Power District,
Series B (RB)
5.00%, 01/01/37 (c) 1,000 1,014,837
Public Power Generation
Agency, Whelan Energy
Center, Series A (RB)
5.00%, 01/01/35 750 846,284
11,311,494
Nevada : 0.9%
Clark County School District
(GO)
5.00%, 06/15/35 (c) 1,000 1,135,609
5.00%, 06/15/39 (c) 1,000 1,105,876
5.00%, 06/15/39 (c) 1,375 1,489,446
Clark County School District
(GO) (AGM)
3.00%, 06/15/37 (c) 1,500 1,376,340
Clark County School District,
Limited Tax, Series A (GO)
5.00%, 06/15/40 (c) 1,000 1,090,443
Clark County, Nevada Limited
Tax, Flood Control (GO)
4.00%, 11/01/33 (c) 1,675 1,676,377
Clark County, Nevada Limited
Tax, Series A (GO)
4.00%, 06/15/41 (c) 1,000 985,350
Par
(000’s) Value
Nevada (continued)
Clark County, Nevada
McCarran International
Airport, Passenger Facility,
Series E (RB)
5.00%, 07/01/32 (c) $ 470 $ 505,549
Clark County, School District,
Series A (GO) (AGM)
5.00%, 06/15/32 (c) 1,000 1,091,962
5.00%, 06/15/34 (c) 915 990,988
Clark County, School District,
Series B (GO) (BAM)
3.00%, 06/15/38 (c) 1,500 1,350,274
Clark County, School District,
Series C (GO)
5.00%, 06/15/32 (c) 1,050 1,105,159
Clark County, Transportation
Improvement, Limited Tax,
Series B (GO)
4.00%, 12/01/39 (c) 2,245 2,251,723
Las Vegas Valley Water District,
Series C (GO)
3.00%, 06/01/32 (c) 1,000 961,527
State of Nevada, Highway
Improvement, Motor Vehicle
Fuel Tax (RB) (AGM)
4.00%, 12/01/32 (c) 760 778,367
4.00%, 12/01/33 (c) 760 776,421
18,671,411
New Jersey : 3.5%
County of Camden, Board of
Education of Township of
Cherry Hill (GO)
4.00%, 08/01/35 (c) 1,000 1,034,872
County of Hudson (GO)
2.00%, 11/15/34 (c) 2,000 1,607,285
2.00%, 11/15/35 (c) 685 539,303
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series A (RB) (BAM)
3.12%, 07/01/31 (c) 755 737,042
New Jersey Economic
Development Authority, New
Jersey Transit Transportation
Project, Series A (RB) (AGM)
5.00%, 11/01/33 (c) 1,000 1,074,089
New Jersey Economic
Development Authority,
School Facilities Construction,
Series LLL (RB)
5.00%, 06/15/36 (c) 1,250 1,335,327
5.00%, 06/15/37 (c) 1,970 2,096,806
New Jersey Economic
Development Authority,
School Facilities Construction,
Series MMM (RB)
4.00%, 06/15/36 (c) 1,080 1,094,616

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New Jersey (continued)
New Jersey Economic
Development Authority,
School Facilities Construction,
Series QQQ (RB)
4.00%, 06/15/36 (c) $ 2,455 $ 2,494,364
New Jersey Educational
Facilities Authority, New
Jersey Princeton University,
Series C (RB)
2.00%, 03/01/37 (c) 1,975 1,577,105
2.00%, 03/01/41 (c) 500 360,045
New Jersey Educational
Facilities Authority, Princeton
University, Series C (RB)
2.00%, 03/01/36 (c) 1,000 816,901
2.00%, 03/01/38 (c) 2,000 1,556,297
New Jersey Educational
Facilities Authority, Princeton
University, Series I (RB)
5.00%, 07/01/32 (c) 500 523,463
New Jersey Educational
Facilities Authority, Princeton
Unviersity, Series A-2 (RB)
5.00%, 03/01/41 (c) 2,500 2,828,839
New Jersey Health Care
Facilities Financing Authority,
Inspira Health, Series A (RB)
3.38%, 07/01/34 (c) 360 348,435
New Jersey Health Care
Facilities Financing Authority,
Valley Health System (RB)
5.00%, 07/01/31 (c) 1,000 1,074,311
New Jersey State Turnpike
Authority, Series B (RB)
5.00%, 01/01/33 (c) 1,080 1,136,827
5.00%, 01/01/34 (c) 2,900 3,045,132
New Jersey Transportation
Trust Fund Authority (RB)
5.00%, 06/15/33 1,000 1,135,116
5.25%, 06/15/39 (c) 2,640 3,009,699
New Jersey Transportation
Trust Fund Authority
Transportation System,
Series A (RB)
5.00%, 06/15/38 (c) 4,500 5,068,602
New Jersey Transportation
Trust Fund Authority, Series
A (RB)
4.00%, 12/15/31 (c) 2,830 2,915,941
4.25%, 06/15/40 (c) 3,045 3,107,927
5.00%, 12/15/33 (c) 1,395 1,481,135
5.00%, 12/15/34 (c) 635 672,728
5.00%, 06/15/37 (c) 3,000 3,400,106
New Jersey Transportation
Trust Fund Authority, Series
A-1 (RB)
4.10%, 06/15/31 (c) 780 786,267
Par
(000’s) Value
New Jersey (continued)
New Jersey Transportation
Trust Fund Authority, Series
AA (RB)
4.00%, 06/15/39 (c) $ 1,000 $ 1,001,293
4.12%, 06/15/39 (c) 1,000 1,006,025
5.00%, 06/15/40 (c) 1,000 1,097,530
New Jersey Transportation
Trust Fund Authority, Series
BB (RB)
4.00%, 06/15/36 (c) 1,045 1,063,622
New Jersey Turnpike Authority,
Series G (RB)
5.00%, 01/01/36 (c) 3,000 3,136,739
New Jersey Turnpike Authority,
Series G (RB) (AGM)
4.00%, 01/01/33 (c) 2,130 2,176,117
New Jersey, Economic
Development Authority,
Series SSS (RB)
5.00%, 06/15/34 1,500 1,716,761
New Jersey, Transportation
Trust Fund Authority, Series
A (RB)
4.00%, 06/15/40 (c) 1,000 994,636
State of New Jersey, Various
Purposes (GO)
2.00%, 06/01/30 (c) 3,000 2,727,868
2.00%, 06/01/34 (c) 3,000 2,507,702
5.00%, 06/01/38 (c) 2,000 2,130,667
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/31 (c) 500 519,516
5.00%, 06/01/32 (c) 2,755 2,857,288
69,794,344
New Mexico : 0.1%
State of New Mexico (GO)
5.00%, 03/01/33 1,000 1,139,793
Underline
New York : 17.6%
Battery Park City Authorization,
Series B (RB)
5.00%, 11/01/36 (c) 1,000 1,151,963
City of New York NY (GO)
5.00%, 09/01/37 (c) 2,000 2,217,199
City of New York Trust for
Cultural Resources, Lincoln
Center for Performing Arts
Inc., Series A (RB)
4.00%, 12/01/34 (c) 3,000 3,113,464
City of New York, Housing
Development Corp., Series
G-1 (RB)
3.10%, 11/01/32 (c) 500 483,165
City of New York, Series A (GO)
4.00%, 08/01/34 (c) 485 487,047
4.00%, 08/01/38 (c) 600 610,191
5.00%, 09/01/34 (c) 2,170 2,438,498
5.00%, 08/01/37 (c) 1,000 1,120,568

Par
(000’s) Value
New York (continued)
City of New York, Series B-1
(GO)
5.00%, 11/01/30 $ 1,000 $ 1,111,371
5.00%, 10/01/31 (c) 500 541,211
5.00%, 10/01/32 (c) 1,125 1,214,374
5.25%, 10/01/40 (c) 1,575 1,757,517
City of New York, Series C (GO)
4.00%, 08/01/41 (c) 1,000 1,003,908
5.00%, 08/01/33 (c) 1,165 1,167,055
City of New York, Series D (GO)
4.00%, 04/01/41 (c) 1,000 1,006,049
City of New York, Series D-1
(GO) (BAM)
5.00%, 03/01/37 (c) 1,565 1,686,847
City of New York, Series E (GO)
5.00%, 04/01/37 (c) 1,000 1,118,605
City of New York, Series E-1
(GO)
5.00%, 03/01/32 (c) 1,015 1,070,523
5.00%, 03/01/39 (c) 2,000 2,081,860
5.25%, 03/01/31 (c) 1,500 1,596,109
5.25%, 03/01/34 (c) 1,000 1,058,542
City of New York, Series F-1
(GO)
5.00%, 08/01/36 (c) 1,000 1,125,310
5.00%, 08/01/37 (c) 1,000 1,120,568
5.00%, 08/01/38 (c) 1,000 1,117,708
5.00%, 08/01/39 (c) 1,330 1,479,245
City of New York, Series L (GO)
5.00%, 04/01/32 (c) 655 702,526
City of New York, Series L-5
(GO)
5.00%, 04/01/34 (c) 1,865 2,059,006
County of Broome, Local
Development Corp., United
Health Services Hospitals, In.
Project (RB) (AGM)
4.00%, 04/01/40 (c) 925 913,619
County of Monroe, Industrial
Development Corp.,
Rochester Regional Health
Project, Series A (RB)
3.00%, 12/01/37 (c) 865 692,605
County of Nassau, Interim
Finance Authority, Public
Benefit Corp., Series A (RB)
4.00%, 11/15/35 (c) 1,000 1,060,022
5.00%, 11/15/35 (c) 1,500 1,680,056
County of Suffolk, New York
Water System, Series A (RB)
5.00%, 06/01/36 (c) 1,515 1,606,383
County of Suffolk, Public
Improvement, Series C (GO)
4.00%, 09/01/36 (c) 1,000 1,043,744
5.00%, 09/01/35 (c) 1,500 1,640,402
Dormitory Authority of the
State of New York, General
Purpose, Series A (RB)
5.00%, 03/15/37 (c) 1,000 1,136,743
Par
(000’s) Value
New York (continued)
5.00%, 03/15/38 (c) $ 1,000 $ 1,127,960
5.00%, 03/15/41 (c) 2,000 2,209,309
Hudson Yards Infrastructure
Corp., Series A (RB)
5.00%, 02/15/31 (c) 1,400 1,457,071
5.00%, 02/15/32 (c) 1,700 1,765,574
5.00%, 02/15/33 (c) 460 476,783
Long Island Power Authority,
Electric System (RB)
5.00%, 09/01/31 (c) 305 318,766
5.00%, 09/01/32 (c) 500 522,485
5.00%, 09/01/33 (c) 750 782,937
Long Island Power Authority,
Electric System, Series A (RB)
3.00%, 09/01/36 (c) 450 414,869
5.00%, 09/01/36 (c) 1,500 1,641,620
5.00%, 09/01/41 (c) 2,000 2,215,471
Long Island Power Authority,
Electric System, Series B (RB)
5.00%, 09/01/36 (c) 2,000 2,048,952
Metropolitan Transportation
Authority (RB)
5.00%, 11/15/35 (c) 2,000 2,046,167
Metropolitan Transportation
Authority, Dedicated Tax
Fund, Series B (RB)
5.00%, 11/15/40 (c) 2,000 2,241,170
Metropolitan Transportation
Authority, Series A (RB)
4.00%, 11/15/33 (c) 340 340,793
4.00%, 11/15/40 (c) 1,000 991,751
5.00%, 11/15/40 (c) 1,000 1,089,734
Metropolitan Transportation
Authority, Series B (RB)
5.00%, 11/15/34 2,000 2,251,537
Metropolitan Transportation
Authority, Series C-1 (RB)
4.00%, 11/15/32 (c) 1,980 2,002,413
5.00%, 11/15/30 (c) 1,540 1,626,040
5.00%, 11/15/31 (c) 1,445 1,522,881
5.00%, 11/15/33 (c) 2,540 2,668,299
5.00%, 11/15/34 (c) 810 849,846
Metropolitan Transportation
Authority, Series C-2 (RB)
0.00%, 11/15/33 ^ 1,035 735,291
Metropolitan Transportation
Authority, Series D (RB)
3.12%, 11/15/35 (c) 265 235,845
4.00%, 11/15/32 (c) 400 401,282
5.00%, 11/15/30 (c) 1,085 1,145,272
5.00%, 11/15/32 (c) 1,570 1,652,344
5.00%, 11/15/33 (c) 535 562,024
Metropolitan Transportation
Authority, Series D-1 (RB)
(BAM)
5.00%, 11/15/33 (c) 2,000 2,025,504

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York City Housing
Development Corp., Multi-
Family Housing, Series A (RB)
(AGC)
2.90%, 11/01/37 (c) $ 1,000 $ 860,808
New York City Housing
Development Corp., Multi-
Family Housing, Series A-1-C
(RB)
2.35%, 11/01/35 (c) 1,100 918,285
New York City Housing
Development Corp., Multi-
Family Housing, Series C-1
(RB)
2.25%, 11/01/41 (c) 800 595,823
New York City Housing
Development Corp., Multi-
Family Housing, Series I-1
(RB)
2.35%, 11/01/40 (c) 525 385,073
New York City Industrial
Development Agency, Yankee
Stadium Project, Series A (RB)
(AGM)
4.00%, 03/01/31 (c) 1,500 1,551,148
4.00%, 03/01/32 (c) 2,500 2,572,523
New York City Municipal Water
Finance Authority, Series A
(RB)
3.00%, 06/15/36 (c) 4,130 3,908,761
New York City Municipal Water
Finance Authority, Series AA
(RB)
5.00%, 06/15/32 (c) 1,000 1,087,791
New York City Municipal Water
Finance Authority, Series
CC-1 (RB)
5.00%, 06/15/38 (c) 1,000 1,029,776
New York City Municipal Water
Finance Authority, Series DD
(RB)
5.00%, 06/15/34 (c) 3,685 4,235,300
5.00%, 06/15/34 5,360 6,248,347
New York City Municipal Water
Finance Authority, Series FF-2
(RB)
5.00%, 06/15/33 (c) 500 537,711
New York City Transitional
Finance Authority (RB)
5.00%, 11/01/35 (c) 2,000 2,296,413
5.00%, 11/01/36 (c) 1,760 2,013,836
5.00%, 05/01/37 (c) 3,000 3,417,841
5.00%, 11/01/38 (c) 2,000 2,259,924
5.00%, 05/01/39 (c) 2,000 2,253,699
5.00%, 11/01/39 (c) 2,000 2,247,116
5.00%, 11/01/40 (c) 3,000 3,355,294
Par
(000’s) Value
New York (continued)
New York City Transitional
Finance Authority Building
Aid, Series S (RB) (SAW)
4.00%, 07/15/35 (c) $ 1,015 $ 1,052,806
5.00%, 07/15/40 (c) 1,305 1,307,712
New York City Transitional
Finance Authority Future Tax,
Series A-1 (RB)
5.00%, 05/01/36 (c) 1,000 1,126,920
5.00%, 11/01/36 (c) 740 846,727
5.00%, 05/01/37 (c) 1,000 1,120,629
5.00%, 11/01/37 (c) 2,000 2,272,578
5.00%, 11/01/39 (c) 1,000 1,123,558
New York City Transitional
Finance Authority Future Tax,
Series C-1 (RB)
5.00%, 05/01/40 (c) 1,815 2,029,953
New York City Transitional
Finance Authority Future Tax,
Series D (RB)
5.00%, 05/01/33 1,000 1,140,877
New York City Transitional
Finance Authority Future Tax,
Series F-1 (RB)
5.00%, 02/01/39 (c) 1,000 1,108,492
New York City Transitional
Finance Authority, Building
Aid, Series S-1 (RB) (SAW)
4.00%, 07/15/36 (c) 1,375 1,417,731
New York City Transitional
Finance Authority, Building
Aid, Series S-2 (RB) (SAW)
5.00%, 07/15/31 (c) 1,010 1,070,649
New York City Transitional
Finance Authority, Building
Aid, Series S-3 (RB) (SAW)
5.00%, 07/15/33 (c) 1,605 1,692,555
5.00%, 07/15/35 (c) 1,000 1,050,564
New York City Transitional
Finance Authority, Building
Aid, Series S-4 (RB) (SAW)
5.00%, 07/15/33 (c) 500 527,276
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
A (RB)
3.00%, 11/01/37 (c) 2,000 1,779,567
5.00%, 11/01/36 (c) 3,000 3,261,487
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
A-1 (RB)
4.00%, 05/01/31 (c) 630 636,020
5.00%, 11/01/32 (c) 1,000 1,121,577
5.00%, 05/01/33 (c) 450 459,977
5.00%, 05/01/34 (c) 880 898,968
5.00%, 05/01/35 (c) 655 668,716

Par
(000’s) Value
New York (continued)
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
B (RB)
4.00%, 08/01/35 (c) $ 2,000 $ 2,014,099
5.00%, 05/01/36 (c) 1,000 1,133,594
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
B-1 (RB)
4.00%, 08/01/39 (c) 1,190 1,202,637
5.00%, 08/01/31 (c) 1,000 1,106,114
5.00%, 08/01/31 (c) 690 709,304
5.00%, 08/01/32 (c) 540 554,709
5.00%, 08/01/32 (c) 1,000 1,044,440
5.00%, 11/01/32 (c) 1,065 1,107,615
5.00%, 08/01/33 (c) 895 918,719
5.00%, 08/01/34 (c) 1,000 1,109,623
5.00%, 08/01/34 (c) 780 824,825
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
C (RB)
5.00%, 11/01/30 (c) 2,280 2,375,557
5.00%, 11/01/33 (c) 900 935,000
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
C-1 (RB)
4.00%, 05/01/39 (c) 1,690 1,708,076
4.00%, 05/01/40 (c) 775 779,869
4.00%, 05/01/41 (c) 500 500,864
5.00%, 05/01/37 (c) 2,500 2,715,836
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
E-1 (RB)
5.00%, 02/01/31 (c) 1,500 1,528,288
5.00%, 02/01/35 (c) 1,195 1,196,559
5.00%, 02/01/39 (c) 1,710 1,758,451
New York City Transitional
Finance Authority, Series C
(RB)
5.00%, 05/01/33 1,000 1,140,877
New York City Transitional
Finance Authority, Series D
(RB)
5.00%, 11/01/36 (c) 1,000 1,137,876
5.00%, 11/01/39 (c) 4,300 4,808,169
New York City Water and Sewer
System, Series AA-2 (RB)
3.00%, 06/15/40 (c) 915 782,890
New York City Water and Sewer
System, Series EE (RB) (AGC)
5.00%, 06/15/40 (c) 2,085 2,202,350
Par
(000’s) Value
New York (continued)
New York Environmental
Facilities Corporation, New
York City Municipal Water
Finance Authory Projects,
Series A (RB)
5.00%, 06/15/40 (c) $ 1,000 $ 1,130,736
New York Liberty Development
Corp., Goldman Sachs
Headquarters LLC (RB)
5.25%, 10/01/35 1,000 1,149,660
New York State Dormitory
Authority (RB)
5.00%, 03/15/33 1,000 1,155,002
5.00%, 03/15/40 (c) 1,500 1,654,280
New York State Dormitory
Authority, Memorial Sloan-
Kettering Cancer Center (RB)
4.00%, 07/01/37 (c) 1,000 1,020,398
New York State Dormitory
Authority, New York
Northwell Health, Series A
(RB)
5.00%, 05/01/34 4,000 4,546,672
New York State Dormitory
Authority, New York
University, Series A (RB)
4.00%, 07/01/38 (c) 1,000 993,178
5.00%, 07/01/32 (c) 385 411,874
5.00%, 07/01/33 (c) 1,140 1,188,517
5.00%, 07/01/40 (c) 400 419,144
New York State Dormitory
Authority, New York
University, Series A (RB) (AGC)
5.00%, 03/15/38 (c) 1,250 1,296,914
New York State Dormitory
Authority, New York White
Plants Hospital (RB) (AGC)
5.25%, 10/01/41 (c) 750 826,989
New York State Dormitory
Authority, Personal Income
Tax, Series A (RB)
5.00%, 02/15/39 (c) 2,000 2,044,516
New York State Dormitory
Authority, Personal Income
Tax, Series E (RB)
4.00%, 03/15/38 (c) 1,500 1,528,491
New York State Dormitory
Authority, Sales Tax, Series
A (RB)
5.00%, 03/15/36 (c) 2,000 2,262,122
5.00%, 03/15/37 (c) 1,000 1,125,051
New York State Dormitory
Authority, School Districts
Bond Financing Program,
Series A (RB) (AGM)
4.00%, 10/01/35 (c) 1,315 1,339,729

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York State Dormitory
Authority, School Districts
Bond Financing Program,
Series A (RB) (AGM-ST AID
WITHHLDG)
5.00%, 10/01/35 (c) $ 2,040 $ 2,250,789
5.00%, 10/01/36 (c) 1,000 1,101,157
New York State Dormitory
Authority, School Districts
Bond Financing Program,
Series A (RB) (SAW)
5.00%, 10/01/32 (c) 1,200 1,233,897
New York State Dormitory
Authority, Series A (RB)
4.00%, 02/15/33 (c) 1,000 1,014,962
4.00%, 02/15/35 (c) 2,475 2,502,188
New York State Dormitory
Authority, State Personal
Income Tax, Series A (RB)
3.00%, 03/15/38 (c) 3,120 2,790,329
4.00%, 02/15/36 (c) 1,235 1,245,216
4.00%, 03/15/37 (c) 1,135 1,161,398
4.00%, 03/15/37 (c) 1,075 1,101,406
4.00%, 03/15/38 (c) 2,795 2,841,426
5.00%, 02/15/31 (c) 2,115 2,199,448
5.00%, 02/15/32 (c) 595 618,041
5.00%, 03/15/34 (c) 2,370 2,529,467
5.00%, 03/15/35 (c) 1,950 2,076,267
5.00%, 03/15/36 (c) 3,910 4,149,994
5.00%, 03/15/39 (c) 2,000 2,199,421
5.25%, 03/15/38 (c) 1,305 1,384,530
New York State Dormitory
Authority, State Personal
Income Tax, Series B (RB)
5.00%, 02/15/31 (c) 2,000 2,098,182
5.00%, 02/15/34 (c) 1,095 1,095,853
5.00%, 02/15/37 (c) 2,270 2,359,465
New York State Dormitory
Authority, State Personal
Income Tax, Series D (RB)
5.00%, 02/15/32 (c) 940 966,027
5.00%, 02/15/33 (c) 2,000 2,181,334
New York State Dormitory
Authority, State Personal
Income Tax, Series E (RB)
4.00%, 03/15/37 (c) 2,000 2,056,210
New York State Dormitory
Authority, State Sales Tax,
Series A (RB)
5.00%, 03/15/31 (c) 515 535,690
5.00%, 03/15/33 (c) 1,000 1,037,619
5.00%, 03/15/34 (c) 2,110 2,186,732
New York State Dormitory
Authority, State Sales Tax,
Series C (RB)
5.00%, 03/15/31 (c) 520 550,158
5.00%, 03/15/35 (c) 1,970 2,070,139
Par
(000’s) Value
New York (continued)
New York State Environmental
Facilities Corp., Municipal
Water Finance Authority
Projects, Series A (RB)
5.00%, 06/15/32 (c) $ 415 $ 425,807
New York State Environmental
Facilities Corp., Municipal
Water Finance Authority
Projects, Series B (RB)
5.00%, 06/15/36 (c) 1,250 1,345,659
New York State Environmental
Facilities Corp., Municipal
Water Finance Authority
Projects, Series E (RB)
5.00%, 06/15/33 (c) 1,000 1,044,867
New York State Housing
Finance Agency (RB)
3.95%, 11/01/50 (c) (p) 2,500 2,466,410
New York State Housing
Finance Agency, Series H (RB)
(AGM)
2.10%, 11/01/35 (c) 835 670,765
New York State Thruway
Authority, Personal Income
Tax, Series A-1 (RB)
4.00%, 03/15/40 (c) 525 525,412
New York State Thruway
Authority, Series A (RB)
5.00%, 01/01/31 (c) 650 661,229
5.00%, 01/01/33 (c) 600 609,931
5.00%, 01/01/41 (c) 1,000 1,013,036
New York State Thruway
Authority, Series B (RB) (AGM)
4.00%, 01/01/37 (c) 800 814,037
New York State Thruway
Authority, Series L (RB)
3.50%, 01/01/37 (c) 1,120 1,099,110
4.00%, 01/01/36 (c) 2,500 2,531,293
New York State Thruway
Authority, Series P (RB)
5.00%, 01/01/38 (c) 1,000 1,133,342
New York State Thruway
Authority, State Personal
Income, Series A-1 (RB)
5.00%, 03/15/34 (c) 2,000 2,204,622
5.00%, 03/15/35 (c) 800 878,928
New York State Urban
Development Corp., State
Personal Income, Series A
(RB)
5.00%, 03/15/37 (c) 1,475 1,601,438
New York State Urban
Development Corp., State
Personal Income, Series C
(RB)
4.00%, 03/15/34 (c) 1,000 1,037,541
4.00%, 03/15/37 (c) 1,000 1,021,723
5.00%, 03/15/31 (c) 350 366,358
5.00%, 03/15/32 (c) 4,295 4,490,355

Par
(000’s) Value
New York (continued)
New York State Urban
Development Corp., State
Sales Tax, Series A (RB)
5.00%, 03/15/35 (c) $ 1,000 $ 1,077,372
5.00%, 03/15/36 (c) 4,500 4,974,759
New York State, Urban
Development Coporation,
Series B (RB)
5.00%, 03/15/36 (c) 1,000 1,130,045
New York Transportation
Development Corp.,
Terminal 4 John F. Kennedy
International Airport Project,
Series C (RB)
4.00%, 12/01/41 (c) 2,480 2,417,480
5.00%, 12/01/30 1,150 1,255,156
5.00%, 12/01/35 (c) 750 799,828
5.00%, 12/01/37 (c) 1,000 1,059,157
Port Authority of New York and
New Jersey, Series 194 (RB)
5.00%, 10/15/41 (c) 1,000 1,006,571
Port Authority of New York and
New Jersey, Series 209 (RB)
5.00%, 07/15/36 (c) 500 521,958
Port Authority of New York and
New Jersey, Series 211 (RB)
5.00%, 09/01/34 (c) 500 525,466
Port Authority of New York and
New Jersey, Series 217 (RB)
5.00%, 11/01/36 (c) 500 533,513
Port Authority of New York and
New Jersey, Series 222 (RB)
4.00%, 07/15/36 (c) 2,600 2,677,935
4.00%, 07/15/37 (c) 3,975 4,074,470
5.00%, 07/15/34 (c) 1,000 1,101,185
5.00%, 07/15/35 (c) 1,000 1,098,323
State of New York, Dormitory
Authority, Series A (RB)
5.00%, 03/15/41 (c) 1,000 1,108,604
State of New York, Mortgage
Agency, Series 195 (RB)
3.00%, 10/01/31 (c) 615 586,795
State of New York, Mortgage
Agency, Series 205 (RB)
3.12%, 10/01/32 (c) 460 440,347
Town of Hempstead, New York
Public Improvement (GO)
4.00%, 05/01/41 (c) 1,000 1,026,864
Triborough Bridge & Tunnel
Authority (RB)
5.00%, 12/01/40 (c) 1,000 1,123,894
Triborough Bridge and Tunnel
Authority, MTA Bridges and
Tunnels, Series A-1 (RB)
5.00%, 05/15/40 (c) 750 837,156
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series A (RB)
5.00%, 11/15/31 1,000 1,133,412
Par
(000’s) Value
New York (continued)
5.00%, 11/15/34 (c) $ 1,000 $ 1,147,093
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series B (RB)
5.00%, 05/15/31 1,130 1,272,659
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series C (RB)
5.00%, 11/15/36 (c) 3,000 3,429,727
5.00%, 05/15/37 (c) 1,225 1,358,551
5.00%, 11/15/38 (c) 2,000 2,279,949
Triborough Bridge and Tunnel
Authority, Series B (RB)
5.00%, 11/15/31 1,000 1,132,752
5.00%, 11/15/32 (c) 1,070 1,116,123
5.00%, 11/15/33 (c) 1,255 1,307,944
5.00%, 11/15/37 (c) 1,000 1,036,997
Troy Capital Resource Corp.,
Rensselaer Polytechnic
Institute Project, Series A (RB)
5.00%, 09/01/31 (c) 1,795 1,947,004
5.00%, 09/01/37 (c) 500 529,481
TSASC, Inc., Tobacco Settlement
Bonds, Series A (RB)
5.00%, 06/01/33 (c) 500 512,996
5.00%, 06/01/35 (c) 845 863,557
TSASC, Inc., Tobacco
Settlement, Series A (RB)
5.00%, 06/01/41 (c) 1,000 1,011,973
Utility Debt Securitization
Authority (RB)
5.00%, 12/15/36 (c) 2,830 2,872,366
5.00%, 12/15/38 (c) 2,000 2,089,517
Utility Debt Securitization
Authority, Series A (RB)
5.00%, 12/15/32 (c) 610 626,050
5.00%, 12/15/33 (c) 2,000 2,051,268
5.00%, 12/15/35 (c) 500 512,073
Utility Debt Securitization
Authority, Series E (RB)
5.00%, 12/15/35 (c) 2,000 2,278,152
349,030,145
North Carolina : 1.0%
Charlotte-Mecklenburg
Hospital Authority, Atrium
Health Care, Series D (RB)
5.00%, 01/15/49 (p) 3,000 3,309,985
Charlotte-Mecklenburg
Hospital Authority, Carolinas
Healthcare System, Series A
(RB)
4.00%, 01/15/35 (c) 1,925 1,934,627
County of Wake (RB)
3.00%, 03/01/35 (c) 1,500 1,416,409
North Carolina Charlotte
Douglas International Airport,
Series A (RB)
4.00%, 07/01/38 (c) 1,000 1,022,243
4.00%, 07/01/39 (c) 1,670 1,695,692

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
North Carolina (continued)
North Carolina Housing
Finance Agency Home
Ownership (RB)
4.60%, 07/01/37 (c) $ 1,000 $ 1,025,843
North Carolina Municipal
Power Agency No. 1, Series
A (RB)
5.00%, 01/01/32 (c) 1,000 1,082,039
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
5.00%, 01/01/32 (c) 500 513,530
North Carolina Turnpike
Authority, Triangle
Expressway System, Series
A (RB)
4.00%, 01/01/33 (c) 890 905,241
4.00%, 01/01/34 (c) 360 365,163
4.00%, 01/01/35 (c) 800 808,117
State of North Carolina,
Department of State
Treasurer, Series B (GO)
2.12%, 06/01/36 (c) 625 514,914
State of North Carolina, Series
A (GO)
3.00%, 06/01/34 (c) 380 361,629
5.00%, 06/01/31 (c) 1,100 1,217,983
State of North Carolina, Series
A (RB)
5.00%, 05/01/31 (c) 1,000 1,081,921
5.00%, 05/01/34 (c) 1,000 1,124,185
State of North Carolina, Series
B (RB)
3.00%, 05/01/31 (c) 800 781,653
University of North Carolina at
Chapel Hill, Series B (RB)
5.00%, 12/01/37 (c) 1,000 1,109,195
20,270,369
Ohio : 1.8%
Akron Bath Copley Joint
Township Hospital District,
Summa Health (RB)
4.00%, 11/15/35 (c) 1,000 980,364
4.00%, 11/15/36 (c) 1,000 974,057
American Municipal Power,
Inc., Spairie State Campus
Project, Series A (RB)
5.00%, 02/15/37 (c) 1,000 1,119,642
American Municipal Power,
Inc., Spairie State Campus
Project, Series A (RB)
(BAM-TCRS)
4.00%, 02/15/34 (c) 1,520 1,565,737
American Municipal Power,
Inc., Spairie State Campus
Project, Series B (RB)
5.00%, 02/15/35 (c) 1,360 1,460,724
Par
(000’s) Value
Ohio (continued)
Buckeye Tobacco Settlement
Financing Authority, Series
A-2 (RB)
5.00%, 06/01/32 (c) $ 500 $ 530,648
5.00%, 06/01/33 (c) 500 529,409
5.00%, 06/01/34 (c) 3,000 3,161,641
City of Columbus, Various
Purpose, Series A (GO)
5.00%, 08/15/40 (c) 1,000 1,123,195
City of Columbus, Various
Purpose, Series B (GO)
5.00%, 04/01/31 (c) 1,245 1,347,818
County of Butler, Ohio Hospital
Facilities, UC Health (RB)
4.00%, 11/15/37 (c) 500 463,792
County of Hamilton, Series A
(RB)
4.00%, 12/01/31 (c) 1,000 1,012,158
Ohio Turnpike and
Infrastructure Commission,
Series A (RB)
5.00%, 02/15/31 (c) 500 528,628
5.00%, 02/15/32 (c) 500 526,704
5.00%, 02/15/39 (c) 2,000 2,224,734
Ohio Water Development
Authority Water Pollution
Control Loan Fund, Series D
(RB)
5.00%, 12/01/34 2,500 2,905,577
5.00%, 12/01/40 (c) 1,000 1,130,807
Ohio Water Development
Authority, Drinking Water
Assistance, Series A (RB)
5.00%, 12/01/36 (c) 1,335 1,476,898
5.00%, 12/01/40 (c) 1,000 1,125,150
Ohio Water Development
Authority, Fresh Water (RB)
5.00%, 12/01/37 (c) 1,760 1,887,225
Ohio Water Development
Authority, Water Pollution
Control, Series A (RB)
5.00%, 06/01/33 (c) 1,000 1,100,634
5.00%, 12/01/37 (c) 1,970 2,135,896
State of Ohio (GO)
5.00%, 09/01/36 (c) 840 953,223
State of Ohio Hospital,
Cleveland Clinic Health
System, Series A (RB)
4.00%, 01/01/34 (c) 760 769,897
State of Ohio, Cleveland Clinic
System, Series B (RB) (BAM)
4.00%, 01/01/41 (c) 835 822,272
State of Ohio, Highway Capital
Improvement, Series T (GO)
5.00%, 05/01/33 (c) 1,000 1,041,029
State of Ohio, Major New
Infrastructure Project (RB)
5.00%, 12/15/31 1,225 1,378,468

Par
(000’s) Value
Ohio (continued)
State of Ohio, Ohio Water
Development Authority,
Water Pollution Control,
Series A (RB)
5.00%, 12/01/40 (c) $ 1,000 $ 1,125,150
35,401,477
Oklahoma : 0.3%
Grand River Dam Authority (RB)
5.00%, 06/01/38 (c) 2,000 2,223,812
Grand River Dam Authority,
Series A (RB)
4.00%, 06/01/33 (c) 2,000 2,020,737
5.00%, 06/01/31 (c) 515 532,341
Oklahoma Turnpike Authority
(RB)
5.00%, 01/01/40 (c) 500 562,729
5.00%, 01/01/41 (c) 500 559,205
Oklahoma Turnpike Authority,
Series C (RB)
5.00%, 01/01/35 (c) 565 584,452
6,483,276
Oregon : 1.1%
Asante Health System, Hospital
Facilities Authority of the City
of Medford, Asante Projects,
Series A (RB)
5.00%, 08/15/33 (c) 720 773,730
Asante Health System, Hospital
Facilities Authority of the City
of Medford, Asante Projects,
Series A (RB) (AGM)
5.00%, 08/15/34 (c) 700 748,371
City of Portland Oregon, Sewer
System, Series A (RB)
3.00%, 03/01/37 (c) 2,350 2,179,970
Corvallis School District No.
509J, Series B (GO) (SBG)
5.00%, 06/15/35 (c) 1,285 1,351,687
Hillsboro School District No. 1J
(GO) (SBG)
5.00%, 06/15/31 (c) 1,000 1,047,354
5.00%, 06/15/35 (c) 590 614,776
Marion and Polk County,
Salem-Keizer School District
No. 24J, Series B (GO) (SBG)
4.00%, 06/15/35 (c) 740 754,711
5.00%, 06/15/32 (c) 545 578,836
Marion and Polk County,
Salem-Keizer School District
No. 24J, Series C (GO) (SBG)
4.00%, 06/15/38 (c) 2,000 2,044,895
Multnomah and Clackamas
Counties, School District No.
10JT, Series B (GO) (SBG)
0.00%, 06/15/32 (c) ^ 1,215 904,752
0.00%, 06/15/33 (c) ^ 1,010 717,005
Par
(000’s) Value
Oregon (continued)
Multnomah County School
District No. 1J, Series B (GO)
(SBG)
3.00%, 06/15/33 (c) $ 1,280 $ 1,236,441
Multnomah County, School
District No. 1J (GO) (SBG)
5.00%, 06/15/35 (c) 1,000 1,134,762
Portland Community College
District (GO)
5.00%, 06/15/36 (c) 1,000 1,130,398
State of Oregon, Department
of Transportation, Highway
User Tax, Series A (RB)
4.00%, 11/15/38 (c) 3,000 3,045,655
5.00%, 11/15/36 (c) 1,650 1,769,476
5.00%, 11/15/36 (c) 1,000 1,093,633
State of Oregon, Series A (GO)
5.00%, 05/01/36 (c) 1,000 1,131,558
Tri-County Metropolitan
Transportation District of
Oregon, Series A (RB)
3.25%, 10/01/34 (c) 570 548,895
22,806,905
Pennsylvania : 3.9%
Allegheny County Hospital
Development Authority,
Series A (RB)
5.00%, 04/01/33 (c) 1,120 1,163,532
5.00%, 07/15/33 (c) 810 863,169
Allegheny County Sanitary
Authority Sewer (RB)
5.00%, 12/01/35 (c) 1,000 1,013,643
City of Philadelphia PA Water
& Wastewater Revenue (RB)
(AGC)
5.00%, 09/01/37 (c) 2,000 2,265,951
City of Philadelphia, Gas Works
(RB)
5.00%, 10/01/30 (c) 880 906,780
5.00%, 10/01/31 (c) 735 756,885
5.00%, 10/01/32 (c) 970 998,246
5.00%, 10/01/33 (c) 680 699,356
City of Philadelphia, Series A
(RB) (AGC)
4.00%, 07/01/36 (c) 1,000 1,013,970
City of Philadelphia, Series B
(GO)
5.00%, 02/01/37 (c) 1,500 1,585,573
Commonwealth Financing
Authority, Series A (RB)
5.00%, 06/01/33 (c) 1,595 1,603,699
Commonwealth of
Pennsylvania (GO)
3.00%, 09/15/35 (c) 1,055 974,717
4.00%, 02/01/32 (c) 1,500 1,511,991
4.00%, 05/15/32 (c) 2,000 2,119,420
4.00%, 08/15/34 (c) 1,500 1,503,706
5.00%, 09/01/32 2,000 2,276,779
5.00%, 09/01/37 (c) 1,000 1,131,336

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pennsylvania (continued)
5.00%, 08/15/39 (c) $ 2,000 $ 2,252,297
Geisinger Authority Health
System, Series A (RB)
4.00%, 04/01/39 (c) 1,000 997,212
5.00%, 02/15/39 (c) 3,100 3,169,028
Lancaster County, Hospital
Authority, Penn State Health
(RB)
5.00%, 11/01/38 (c) 1,100 1,150,556
Pennsylvania Economic
Development Financing
Authority, UPMC, Series A
(RB)
3.38%, 11/15/33 (c) 1,000 980,168
Pennsylvania Higher
Educational Facilities
Authority (RB)
4.00%, 06/15/34 (c) 645 649,165
4.00%, 06/15/34 (c) 120 125,747
5.00%, 02/15/35 1,000 1,166,853
Pennsylvania Higher
Educational Facilities
Authority, Thomas Jefferson
University, Series B (RB)
5.25%, 11/01/41 (c) 1,500 1,646,268
Pennsylvania Higher
Educational Facilities
Authority, Trustee of
University, Series A (RB)
4.00%, 08/15/31 (c) 1,000 1,010,194
Pennsylvania Higher
Educational Facilities
Authority, Trustee of
University, Series B (RB)
5.00%, 10/01/34 (c) 2,675 2,707,896
Pennsylvania Housing Finance
Agency, Single Family
Mortgage (RB)
2.28%, 10/01/41 (c) 500 356,440
2.80%, 10/01/31 (c) 700 654,171
3.15%, 10/01/39 (c) 1,000 882,782
3.20%, 10/01/31 (c) 425 413,774
3.65%, 10/01/32 (c) 315 315,215
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series A (RB)
4.30%, 10/01/41 (c) 1,000 1,009,746
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series B (RB)
3.20%, 10/01/32 (c) 300 289,220
Pennsylvania State University/
The (RB)
5.00%, 09/01/40 (c) 1,790 1,802,005
Pennsylvania Turnpike
Commission (RB)
5.00%, 06/01/33 2,000 2,271,016
5.00%, 12/01/36 (c) 2,000 2,278,922
5.00%, 12/01/37 (c) 1,025 1,058,717
Par
(000’s) Value
Pennsylvania (continued)
5.00%, 12/01/39 (c) $ 1,000 $ 1,113,480
Pennsylvania Turnpike
Commission, Motor License
(RB)
4.00%, 12/01/37 (c) 2,000 2,009,429
Pennsylvania Turnpike
Commission, Series A (RB)
5.00%, 12/01/32 (c) 750 772,284
5.00%, 12/01/33 (c) 1,000 1,131,405
5.00%, 12/01/37 (c) 1,000 1,069,677
5.00%, 12/01/37 (c) 1,250 1,317,441
Pennsylvania Turnpike
Commission, Series B (RB)
4.00%, 12/01/36 (c) 1,000 1,027,681
4.00%, 12/01/37 (c) 1,025 1,047,654
4.00%, 12/01/38 (c) 1,000 1,014,267
5.00%, 12/01/34 (c) 700 773,559
5.00%, 12/01/34 (c) 1,010 1,022,501
Pittsburgh Water and Sewer
Authority, Series B (RB) (AGM)
5.00%, 09/01/31 1,460 1,636,624
5.00%, 09/01/32 2,000 2,265,167
5.00%, 09/01/33 2,000 2,287,454
School District of Philadelphia,
Series F (GO) (SAW)
5.00%, 09/01/32 (c) 485 495,190
5.00%, 09/01/37 (c) 1,000 1,016,858
5.00%, 09/01/38 (c) 1,570 1,595,022
State of Pennsylvania (GO)
5.00%, 09/01/31 2,000 2,248,309
State Public School Building
Authority, School District of
Philadelphia Project, Series A
(RB) (AGM)
5.00%, 06/01/32 (c) 1,750 1,806,402
5.00%, 06/01/33 (c) 1,225 1,263,380
76,489,929
Rhode Island : 0.3%
Rhode Island Commerce
Corp., Department of
Transportation, Series A (RB)
5.00%, 05/15/38 (c) 1,000 1,118,011
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing (RB)
5.00%, 05/15/34 1,000 1,109,087
Rhode Island Housing and
Mortgage Finance Corp.,
Series A (RB) (AGM)
2.10%, 10/01/35 (c) 1,000 794,234
State of Rhode Island, Series
A (GO)
5.00%, 08/01/39 (c) 2,000 2,207,522
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/40 (c) 1,000 1,002,096
6,230,950

Par
(000’s) Value
South Carolina : 1.0%
City of Columbia, South
Carolina, Series B (RB)
4.00%, 02/01/41 (c) $ 2,000 $ 1,999,947
Lancaster County, School
District (GO)
3.25%, 03/01/32 (c) 325 320,315
4.00%, 03/01/35 (c) 1,000 1,005,173
Patriots Energy Group
Financing Agency, Gas
Supply, Series A (RB)
5.25%, 10/01/54 (c) (p) 5,000 5,343,702
Piedmont Municipal Power
Agency, Series B (RB)
5.00%, 01/01/32 (c) 1,000 1,078,236
South Carolina Jobs-Economic
Development Authority,
Novant Health, Inc., Series
A (RB)
5.00%, 11/01/34 (c) 5,000 5,664,797
5.25%, 11/01/40 (c) 1,000 1,118,025
South Carolina Transportation
Infrastructure Bank, Series
A (RB)
5.00%, 10/01/37 (c) 1,000 1,039,525
South Carolina, Public Service
Authority, Series A (RB)
5.00%, 12/01/37 (c) 1,500 1,520,761
Town of Mount Pleasant, South
Carolina Water and Sewer
System, Series A (RB)
4.00%, 06/01/39 (c) 1,000 1,001,470
20,091,951
South Dakota : 0.1%
South Dakota Health and
Educational Facilities
Authority (RB)
5.00%, 09/01/40 (c) 2,750 2,805,999
Underline
Tennessee : 1.2%
County of Shelby, Public
Improvement, Series B (GO)
4.00%, 04/01/40 (c) 1,000 1,003,156
Metropolitan Government
of Nashville and Davidson
County (GO)
4.00%, 01/01/32 (c) 580 583,771
Metropolitan Government
of Nashville and Davidson
County, Vanderbilt University
Medical Center, Series A (RB)
5.00%, 07/01/31 (c) 1,000 1,095,393
5.00%, 07/01/33 1,240 1,386,748
5.00%, 07/01/34 2,000 2,248,511
5.00%, 07/01/40 (c) 3,050 3,090,566
Shelby County, Public
Improvement, Series B (GO)
4.00%, 04/01/33 (c) 3,000 3,116,229
4.00%, 04/01/34 (c) 1,000 1,036,316
4.00%, 04/01/35 (c) 1,000 1,033,778
Par
(000’s) Value
Tennessee (continued)
State of Tennessee, Series A
(GO)
5.00%, 05/01/35 (c) $ 1,000 $ 1,142,942
Tennessee Corp. Gas Supply,
Series A (RB)
5.50%, 10/01/53 (c) (p) 2,000 2,126,573
Tennessee Energy Acquisition
Corp., Commodity Project,
Series A (RB)
5.00%, 05/01/52 (c) (p) 4,000 4,210,561
The Health and Educational
Facilities Board of the Town
of Greenville Tennessee,
Ballad Health, Series A (RB)
4.00%, 07/01/40 (c) 1,155 1,111,900
23,186,444
Texas : 9.9%
Aldine Independent School
District, Series A (GO)
4.00%, 02/15/33 (c) 910 921,951
4.00%, 02/15/34 (c) 675 682,942
Arlington Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 02/15/34 (c) 1,000 1,026,404
4.00%, 02/15/35 (c) 500 511,461
Austin Independent School
District (GO)
5.00%, 08/01/36 (c) 1,500 1,671,594
5.00%, 08/01/37 (c) 1,000 1,138,752
Bexar County Hospital District,
Limited Tax (GO)
4.00%, 02/15/35 (c) 1,000 1,011,748
Board of Regents of the
University of Texas System
(RB)
5.00%, 08/15/41 (c) 2,000 2,231,036
Board of Regents of the
University of Texas System,
Series A (RB)
3.00%, 08/15/41 (c) 525 443,953
5.00%, 08/15/30 2,950 3,276,201
Board of Regents of the
University of Texas System,
Series A (RB) (AGM)
5.00%, 08/15/31 (c) 850 922,117
Board of Regents of the
University of Texas System,
Series B (RB)
5.00%, 07/01/36 2,250 2,631,719
Cedar Hill Independent School
District (GO)
5.00%, 02/15/41 (c) 1,000 1,095,002
City of Austin TX Electric Utility
Revenue (RB)
5.00%, 11/15/35 (c) 2,000 2,282,206
City of Dallas, Series A (GO)
3.00%, 02/15/36 (c) 600 550,990

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
City of Dallas, Waterworks and
Sewer System, Series A (RB)
5.00%, 10/01/31 (c) $ 600 $ 615,413
City of Dallas, Waterworks and
Sewer System, Series C (RB)
5.00%, 10/01/33 (c) 1,500 1,643,248
City of Denton, Utility System
(RB)
5.00%, 12/01/31 (c) 965 993,791
City of Houston, Airport
System, Series D (RB)
5.00%, 07/01/36 (c) 1,000 1,049,050
City of Houston, Combined
Utility System, First Lien,
Series A (RB)
5.00%, 11/15/33 (c) 4,500 4,946,199
5.00%, 11/15/36 (c) 1,000 1,134,754
City of Houston, Combined
Utility System, First Lien,
Series C (RB)
4.00%, 11/15/36 (c) 1,500 1,525,835
City of Houston, Combined
Utility System, First Lien,
Series D (RB)
5.00%, 11/15/33 (c) 1,000 1,061,907
City of Houston, Public
Improvement, Series A (GO)
5.00%, 03/01/32 (c) 1,000 1,072,908
City of Houston, Series A (GO)
5.00%, 03/01/31 (c) 500 518,420
5.00%, 03/01/32 (c) 520 538,202
5.00%, 03/01/40 (c) 1,000 1,107,490
City of Houston, Texas Public
Improvement, Series A (GO)
5.00%, 03/01/34 (c) 1,000 1,130,604
City of San Antonio TX Electric
& Gas Systems Revenue (RB)
5.00%, 02/01/40 (c) 1,000 1,104,045
City of San Antonio, Electric and
Gas Systems (RB)
5.00%, 02/01/33 (c) 1,000 1,113,917
City of San Antonio, Electric and
Gas Systems, Series B (RB)
5.00%, 02/01/39 (c) 1,000 1,099,650
Clear Creek Independent
School District, Unlimited Tax
(GO)
5.00%, 02/15/38 (c) 2,000 2,249,852
Conroe Independent School
District (GO)
5.00%, 02/15/31 (c) 1,430 1,430,987
Corpus Christi Independent
School District (GO)
4.00%, 08/15/32 (c) 320 327,170
County of Bexar, Alamo
Community College District
(GO)
4.00%, 08/15/32 (c) 1,000 1,039,629
Par
(000’s) Value
Texas (continued)
County of Collin, Community
College District (GO)
3.25%, 08/15/33 (c) $ 500 $ 482,652
4.00%, 08/15/31 (c) 925 942,281
County of Dallas, Cedar Hill
Independent School District
(GO)
5.00%, 02/15/40 (c) 1,000 1,102,194
County of Dallas, Garland
Independent School District,
Series A (GO)
5.00%, 02/15/37 (c) 500 558,905
County of Dallas, Highland Park
Independent School District
(GO)
3.00%, 02/15/35 (c) 1,540 1,447,560
County of Harris, Cultural
Education Facilities Finance
Corp., TECO Project (RB)
4.00%, 11/15/32 (c) 950 957,841
5.00%, 11/15/30 (c) 850 885,739
County of Harris, Houston
Independent School District,
Series A (GO)
4.00%, 02/15/39 (c) 1,000 997,888
County of Harris, Toll Road,
Senior Lien, Series A (RB)
5.00%, 08/15/33 (c) 675 692,873
Cypress-Fairbanks Independent
School District (GO)
4.00%, 02/15/31 (c) 1,735 1,735,943
4.00%, 02/15/38 (c) 1,275 1,289,794
Cypress-Fairbanks Independent
School District, Series A (GO)
3.00%, 02/15/34 (c) 500 470,033
3.00%, 02/15/35 (c) 2,335 2,183,288
4.00%, 02/15/37 (c) 1,500 1,534,907
5.00%, 02/15/31 (c) 1,805 1,957,566
Dallas Area Rapid Transit,
Senior Lien (RB)
5.00%, 12/01/33 (c) 1,835 1,975,681
Dallas Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 02/15/31 (c) 1,000 1,046,801
5.00%, 02/15/35 (c) 1,000 1,118,162
5.00%, 02/15/36 (c) 1,000 1,113,072
5.00%, 02/15/40 (c) 1,500 1,634,835
Eagle Mountain and Saginaw
Independent School District
(GO)
4.00%, 08/15/32 (c) 335 337,296
EP Tuscany Zaragosa PFC
Residential Development,
Tuscany at Mega Hills and
Villas (RB)
4.00%, 12/01/33 (c) 2,000 1,960,145

Par
(000’s) Value
Texas (continued)
Frisco Independent School
District (GO)
4.00%, 02/15/32 (c) $ 1,350 $ 1,406,418
4.00%, 02/15/36 (c) 1,345 1,378,957
5.00%, 08/15/36 (c) 2,000 2,125,451
Harris County, Cultural
Education Facilities Finance
Corp., Memorial Hermann
Health System, Series B (RB)
5.00%, 07/01/36 (c) 3,000 3,380,620
Harris County, Cultural
Education Facilities Finance
Corp., Texas Children's
Hospital, Series A (RB)
3.00%, 10/01/40 (c) 1,145 1,010,611
Harris County, Flood Control
District Improvement, Series
A (GO)
4.00%, 10/01/35 (c) 1,000 1,026,597
Harris County, Houston Sports
Authority (RB) (AGC)
5.00%, 11/15/37 (c) 1,000 1,123,994
Harris County, Texas
Permanent Improvement
(GO)
5.00%, 09/15/41 (c) 1,000 1,107,749
Hays Consolidated
Independent School District
(GO)
5.00%, 02/15/40 (c) 1,000 1,082,126
Houston Independent School
District, Limited Tax School
House (GO)
5.00%, 02/15/34 (c) 540 559,048
Houston Independent School
District, Maintenance Tax
Notes (GO)
5.00%, 07/15/32 (c) 605 642,312
Katy Independent School
District, Fort Bend, Harris and
Waller Counties (GO)
5.00%, 02/15/38 (c) 2,510 2,579,105
Lamar Consolidated
Independent School District,
Fort Bend County, Texas,
Series A (GO)
5.00%, 02/15/41 (c) 2,000 2,178,736
Lewisville Independent School
District (GO)
5.00%, 08/15/37 (c) 1,910 2,155,759
Lone Star College System (GO)
4.00%, 02/15/32 (c) 1,500 1,508,110
5.00%, 02/15/33 (c) 400 407,826
Lower Colorado River Authority
(RB) (AGM)
5.00%, 05/15/32 (c) 1,000 1,107,173
Par
(000’s) Value
Texas (continued)
Lower Colorado River
Authority, LCRA Transmission
Services Corp. Project (RB)
5.00%, 05/15/37 (c) $ 1,250 $ 1,333,174
Lower Colorado River
Authority, LCRA Transmission
Services Corp. Project, Series
A (RB) (AGM)
5.00%, 05/15/36 (c) 1,000 1,111,152
Midland County Texas, Midland
Independent School District
(GO)
4.00%, 02/15/39 (c) 2,555 2,584,812
New Hope Cultural Education
Facilities Finance Corp.
Hospital, Children’s
Healthcare, Series A (RB)
4.00%, 08/15/36 (c) 1,005 1,001,272
4.00%, 08/15/40 (c) 555 543,024
North Texas Municipal Water
District, Water System (RB)
5.00%, 09/01/35 (c) 715 732,279
North Texas Tollway Authority
System, Series B (RB)
4.00%, 01/01/33 (c) 1,975 2,026,916
4.00%, 01/01/36 (c) 2,000 2,025,860
4.00%, 01/01/38 (c) 2,250 2,254,558
5.00%, 01/01/34 3,000 3,406,539
5.00%, 01/01/39 (c) 1,000 1,020,959
North Texas Tollway Authority,
First Tier, Series A (RB)
4.12%, 01/01/40 (c) 2,000 2,011,003
5.00%, 01/01/31 (c) 1,675 1,700,876
5.00%, 01/01/33 (c) 500 507,080
5.00%, 01/01/41 (c) 1,500 1,644,420
North Texas Tollway Authority,
Second Tier, Series B (RB)
(AGM)
4.00%, 01/01/35 (c) 450 452,419
Northside Independent School
District, Unlimited Tax (GO)
5.00%, 08/15/32 (c) 880 922,026
Permanent University Fund -
University of Texas System
(RB)
5.00%, 07/01/37 (c) 1,990 2,270,435
Permanent University Fund,
University of Texas System,
Series A (RB)
5.00%, 07/01/33 (c) 1,180 1,330,364
Pflugerville Independent School
District, Unlimited Tax, Series
A (GO)
5.00%, 02/15/34 (c) 1,875 2,083,122
5.00%, 02/15/37 (c) 1,000 1,100,798
Plano Independent School
District, Unlimited Tax (GO)
5.00%, 02/15/35 (c) 1,000 1,123,483
5.00%, 02/15/36 (c) 1,000 1,118,062

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Port of Houston Authority of
Harris County, Series A-2 (GO)
5.00%, 10/01/34 (c) $ 1,000 $ 1,095,615
San Antonio Water System (RB)
5.00%, 05/15/35 (c) 1,000 1,151,993
5.00%, 05/15/37 (c) 1,000 1,144,000
State of Texas, Conroe
Independent School Disrict
(GO)
5.00%, 02/15/38 (c) 1,000 1,128,246
State of Texas, Tarrant County
College District (GO)
5.00%, 08/15/40 (c) 2,020 2,194,849
State of Texas, Tarrant County,
Hurst-Euless-Bedford
Independent School District
(GO)
4.00%, 08/15/40 (c) 1,000 1,010,680
Texas Department of Housing
& Community Affairs, Series
A (RB) (GNMA/FNMA)
3.80%, 07/01/39 (c) 1,670 1,642,317
Texas Municipal Gas
Acquisition & Supply Corp.
III (RB)
5.00%, 12/15/31 1,475 1,562,806
5.00%, 12/15/32 1,000 1,063,115
Texas Municipal Gas
Acquisition & Supply Corp. IV,
Series B (RB)
5.50%, 01/01/54 (c) (p) 3,000 3,290,925
Texas Municipal Gas
Acquisition & Supply Corp.
V (RB)
5.00%, 01/01/55 (c) (p) 2,000 2,125,488
Texas Municipal Power Agency
(RB) (AGM)
3.00%, 09/01/38 (c) 1,000 866,374
Texas Private Activity Bond
Surface Transportation Corp.,
LBJ Infrastructure Group LLC
I-635 Managed Lanes Project,
Series A (RB)
4.00%, 06/30/36 (c) 1,390 1,397,812
Texas Private Activity Bond
Surface Transportation Corp.,
NTE Mobility Partners LLC
Project, Series A (RB)
4.00%, 12/31/37 (c) 1,000 1,000,719
Texas Private Activity Bond
Surface Transportation
Corporation, Series A (RB)
4.00%, 12/31/39 (c) 2,000 1,976,714
Texas Transportation
Commission, Central Texas
Turnpike System, Series C
(RB)
5.00%, 08/15/41 (c) 2,255 2,463,992
Par
(000’s) Value
Texas (continued)
Texas Transportation
Commission, Highway
Improvement, Series A (GO)
5.00%, 04/01/38 (c) $ 1,000 $ 1,018,096
Texas Transportation
Commission, State of Texas
Highway Improvement (GO)
5.00%, 04/01/40 (c) 2,500 2,769,922
Texas Water Development
Board (RB)
3.00%, 10/15/34 (c) 500 474,087
3.00%, 10/15/35 (c) 750 704,468
3.00%, 10/15/36 (c) 950 882,543
4.00%, 10/15/31 (c) 2,000 2,091,122
4.00%, 10/15/35 (c) 2,000 2,010,314
5.00%, 10/15/36 (c) 1,000 1,143,872
5.00%, 10/15/39 (c) 3,000 3,380,629
Texas Water Development
Board, Series A (RB)
3.00%, 10/15/35 (c) 2,650 2,487,024
4.00%, 10/15/33 (c) 400 405,633
4.00%, 10/15/33 (c) 600 609,935
4.00%, 10/15/34 (c) 1,000 1,002,057
4.00%, 10/15/34 (c) 1,000 1,012,061
4.60%, 10/15/39 (c) 1,000 1,063,054
4.65%, 10/15/40 (c) 2,000 2,129,198
Texas Water Development
Board, Series B (RB)
4.00%, 10/15/34 (c) 1,000 1,016,262
4.00%, 10/15/37 (c) 3,000 3,019,761
5.00%, 10/15/32 (c) 1,500 1,597,791
Texas Water Development
Board, Series D (RB)
3.00%, 10/15/37 (c) 500 457,762
Tomball Independent School
District, Unlimited Tax (GO)
5.00%, 02/15/37 (c) 1,100 1,229,590
5.00%, 02/15/38 (c) 1,000 1,109,949
Travis County, Texas
Permanent Improvement
(GO)
4.00%, 03/01/41 (c) 1,000 997,877
5.00%, 03/01/40 (c) 1,000 1,099,360
University of Houston, Board of
Regents, Series A (RB)
5.00%, 02/15/35 (c) 1,500 1,659,324
University of Texas, Board of
Regents, Series A (RB)
5.00%, 08/15/34 (c) 2,000 2,242,899
5.00%, 07/01/40 (c) 1,000 1,105,305
195,447,368
Utah : 0.6%
Central Utah Water
Conservancy District, Series
B (RB)
4.00%, 10/01/34 (c) 395 400,641

Par
(000’s) Value
Utah (continued)
Intermountain Power Agency,
Utah Power Supply, Series
A (RB)
4.00%, 07/01/36 (c) $ 2,000 $ 2,032,235
University of Utah, Series A (RB)
5.00%, 08/01/31 (c) 365 381,774
University of Utah, Series B (RB)
5.00%, 08/01/38 (c) 2,220 2,456,601
Utah Telecommunication Open
Infrastructure Agency (RB)
5.25%, 06/01/37 (c) 2,770 3,092,996
Utah Transit Authority (RB)
5.00%, 06/15/40 (c) 2,000 2,242,682
5.00%, 06/15/41 (c) 1,000 1,114,628
11,721,557
Vermont : 0.1%
University of Vermont & State
Agricultural College (RB)
4.00%, 10/01/40 (c) 2,000 1,971,506
Vermont Educational & Health
Buildings Financing Agency,
Series A (RB)
5.00%, 12/01/31 (c) 1,000 1,018,310
2,989,816
Virginia : 1.4%
Arlington County, Public
Improvement (GO)
5.00%, 06/15/34 (c) 2,000 2,263,358
County of Fairfax, Public
Improvement, Series A (GO)
2.00%, 10/01/34 (c) 375 313,388
County of Fairfax, Public
Improvement, Series A (GO)
(SAW)
4.00%, 10/01/35 (c) 1,000 1,050,306
4.00%, 10/01/36 (c) 1,000 1,044,797
5.00%, 10/01/31 (c) 750 797,835
5.00%, 10/01/32 (c) 1,755 1,895,107
County of Loudoun, Economic
Development Authority,
Public Facility, Series A (RB)
3.00%, 12/01/36 (c) 1,500 1,395,117
Hampton Roads Transportation
Accountability Commission,
Series A (RB)
4.00%, 07/01/40 (c) 665 668,624
Virginia College Building
Authority, 21st Century
College and Equipment
Programs Educational
Facilities, Series A (RB)
3.00%, 02/01/36 (c) 2,750 2,555,255
4.00%, 02/01/36 (c) 1,500 1,535,474
4.00%, 02/01/38 (c) 2,095 2,124,337
5.00%, 02/01/35 (c) 1,950 2,115,228
Par
(000’s) Value
Virginia (continued)
Virginia College Building
Authority, 21st Century
College and Equipment
Programs Educational
Facilities, Series E (RB)
5.00%, 02/01/31 (c) $ 2,180 $ 2,305,433
Virginia College Building
Authority, Bidding Group 2,
Series A (RB)
4.00%, 02/01/41 (c) 1,000 1,002,215
Virginia Commonwealth
Transportation Board, Series
A (RB)
4.00%, 05/15/31 (c) 500 505,965
4.00%, 05/15/36 (c) 1,000 1,011,066
5.00%, 05/15/32 (c) 800 840,452
Virginia Public Building
Authority, Series A (RB)
3.00%, 08/01/32 (c) 695 670,607
3.12%, 08/01/34 (c) 1,050 1,023,648
5.00%, 08/01/33 (c) 1,000 1,098,163
Virginia Public Building
Authority, Series A-2 (RB)
4.00%, 08/01/35 (c) 1,000 1,039,639
4.00%, 08/01/37 (c) 1,000 1,026,658
28,282,672
Washington : 3.3%
Central Puget Sound Regional
Transit Authority, Sales Tax
and Motor Vehicle Excise Tax,
Series S (RB)
5.00%, 11/01/41 (c) 1,000 1,023,491
City of Seattle, Municipal Light
and Power Improvement,
Series A (RB)
4.00%, 07/01/36 (c) 1,000 1,028,774
4.00%, 07/01/37 (c) 1,000 1,021,753
Energy Northwest, Colombia
Generating Station Electric,
Series A (RB)
5.00%, 07/01/32 (c) 695 737,428
5.00%, 07/01/33 (c) 400 417,497
5.00%, 07/01/33 (c) 1,930 2,115,337
5.00%, 07/01/35 (c) 2,000 2,262,530
5.00%, 07/01/36 (c) 1,000 1,126,910
Energy Northwest, Colombia
Generating Station Electric,
Series A (RB) (AGM)
5.00%, 07/01/36 (c) 1,000 1,068,714
5.00%, 07/01/36 (c) 2,605 2,825,361
5.00%, 07/01/38 (c) 500 530,231
Energy Northwest, Colombia
Generating Station Electric,
Series C (RB)
5.00%, 07/01/34 (c) 1,000 1,057,614
Everett Housing Authority,
Hunting Park Apartments
Project (RB)
4.00%, 07/01/37 (c) 3,845 3,788,590

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Washington (continued)
Franklin County, Pasco School
District No. 1 (GO) (SBG)
5.00%, 12/01/38 (c) $ 1,000 $ 1,112,439
King County School District No
403 Renton (GO) (SBG)
5.00%, 12/01/37 (c) 1,615 1,797,566
King County, School District No.
210 Federal Way (GO) (SBG)
4.00%, 12/01/33 (c) 880 896,522
King County, School District No.
401 Highline (GO) (SBG)
3.12%, 12/01/32 (c) 690 678,179
5.00%, 12/01/30 (c) 700 724,981
King County, School District No.
411 Issaquah (GO) (SBG)
4.00%, 12/01/31 (c) 635 639,578
King County, School District No.
414 Lake Washington (GO)
(SBG)
5.00%, 12/01/31 (c) 980 1,024,944
Kitsap County, School District
No. 401 Central Kitsap (GO)
(SBG)
4.00%, 12/01/32 (c) 1,425 1,434,808
4.00%, 12/01/33 (c) 1,250 1,257,137
4.00%, 12/01/34 (c) 1,000 1,004,119
Pierce County, School District
No. 403 Bethel (GO) (SBG)
5.00%, 12/01/32 (c) 500 540,099
State of Washington, Motor
Vehicle Fuel Tax, Series R-A
(GO)
5.00%, 08/01/31 (c) 825 847,837
State of Washington, Motor
Vehicle Fuel Tax, Series R-A
(GO) (SBG)
5.00%, 06/01/31 (c) 1,000 1,100,843
State of Washington, Series A
(GO)
5.00%, 08/01/33 (c) 755 774,675
State of Washington, Series C
(GO)
5.00%, 08/01/32 (c) 880 920,213
State of Washington, Series D
(GO)
5.00%, 08/01/31 (c) 880 922,156
State of Washington, Various
Purpose, Series A (GO)
5.00%, 08/01/34 (c) 500 521,015
State of Washington, Various
Purpose, Series C (GO)
5.00%, 02/01/35 (c) 2,175 2,399,110
5.00%, 02/01/40 (c) 2,165 2,252,109
State of Washington, Various
Purpose, Series D (GO)
5.00%, 02/01/40 (c) 735 755,052
State of Washington, Various
Purpose, Series R-C (GO)
5.00%, 08/01/34 (c) 880 916,986
Par
(000’s) Value
Washington (continued)
Washington Health Care
Facilities Authority, Multicare
Health System, Series B (RB)
5.00%, 08/15/36 (c) $ 1,815 $ 1,861,099
5.00%, 08/15/37 (c) 2,000 2,045,597
Washington Health Care
Facilities Authority,
Providence St. Joseph Health,
Series A (RB)
4.00%, 10/01/34 (c) 1,820 1,816,217
Washington Health Care
Facilities Authority,
Providence St. Joseph Health,
Series D (RB)
5.00%, 10/01/38 (c) 2,270 2,274,851
Washington State Housing
Finance Commission, Series
A (RB)
3.50%, 12/20/35 1,634 1,527,440
Washington State, Motor
Vehicle Fuel Tax, Series A
(GO)
5.00%, 06/01/36 (c) 1,050 1,141,444
Washington State, Motor
Vehicle Fuel Tax, Series F (GO)
5.00%, 06/01/39 (c) 2,000 2,178,188
Washington State, Shoreline
School District No. 412 (GO)
(SBG)
4.00%, 12/01/36 (c) 1,000 1,014,224
Washington State, Various
Purpose, Series A (GO)
5.00%, 08/01/37 (c) 1,250 1,374,318
5.00%, 08/01/38 (c) 2,000 2,243,257
5.00%, 08/01/38 (c) 1,000 1,082,003
Washington State, Various
Purpose, Series C (GO)
5.00%, 02/01/35 (c) 1,000 1,050,045
5.00%, 02/01/36 (c) 1,000 1,082,956
5.00%, 02/01/38 (c) 1,145 1,195,733
5.00%, 02/01/39 (c) 1,080 1,142,113
64,554,083
West Virginia : 0.2%
State of West Virginia, Series
A (GO)
5.00%, 12/01/31 (c) 1,000 1,077,821
5.00%, 06/01/36 (c) 500 530,795
West Virginia, Parkways
Authority, Senior Lien
Turnpike Toll (RB)
5.00%, 06/01/36 (c) 1,320 1,446,543
3,055,159
Wisconsin : 0.6%
Middleton-Cross Plains Area
School District, Series A (GO)
3.25%, 03/01/36 (c) 350 344,353

FootnoteRuleAboveBlank
Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority,
Renown Regional Medical
Center Project, Series A (RB)
4.25%, 06/01/41 (c) $ 500 $ 483,016
State of Wisconsin (GO)
5.00%, 11/01/31 (c) 450 469,281
State of Wisconsin, Series A
(GO)
5.00%, 05/01/35 (c) 1,000 1,121,896
5.00%, 05/01/35 (c) 890 894,874
5.00%, 05/01/36 (c) 1,000 1,118,728
Wisconsin Health and
Educational Facilities
Authority, Ascension Senior
Credit Group, Series A (RB)
4.00%, 11/15/35 (c) 1,500 1,500,899
4.00%, 11/15/39 (c) 1,875 1,820,718
5.00%, 11/15/36 (c) 1,000 1,016,443
Wisconsin Health and
Educational Facilities
Authority, Children's Hospital
of Wisconsin, Inc. (RB)
4.00%, 08/15/31 (c) 500 504,969
Wisconsin Housing & Economic
Development Authority
Home Ownership Revenue
(RB)
4.12%, 09/01/39 (c) 1,000 1,009,699
Wisconsin Housing and
Economic Development
Authority, Home Ownership,
Series A (RB)
4.12%, 09/01/35 (c) 1,000 1,016,995
11,301,871
Wyoming : 0.1%
County of Campbell, Wyoming
Solid Waste Facilities, Series A
(RB) (SBG)
3.62%, 07/15/39 (c) 3,000 2,702,350
Underline
Total Municipal Bonds: 98.5%
(Cost: $2,005,241,545) 1,953,828,369
Other assets less liabilities: 1.5% 29,580,851
NET ASSETS: 100.0% $ 1,983,409,220
Definitions:
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED PROG Special District Credit Enhancement Program
ST Special Tax
TA Tax Allocation

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Footnotes:
(c) Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(p) Putable Security — the date disclosed is the date the security may be redeemed by the investor
^ Zero Coupon Bond